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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	August 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

APEXcm SMALL/MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS - 94.7%	Shares	Value

Consumer Discretionary - 18.5%
Auto Components - 1.9%
Autoliv, Inc.	48,807	$4,985,635

Hotels, Restaurants & Leisure - 2.4%
Dunkin' Brands Group, Inc.	52,496	2,633,199
Wyndham Worldwide Corp.	46,151	3,529,628
		6,162,827
Internet & Catalog Retail - 2.3%
Expedia, Inc.	52,080	5,988,679

Media - 0.9%
IMAX Corp. *	74,681	2,341,249

Multi-Line Retail - 2.3%
Burlington Stores, Inc. *	70,451	3,740,244
Dillard's, Inc. - Class A	22,088	2,043,361
		5,783,605
Specialty Retail - 6.2%
Foot Locker, Inc.	90,704	6,420,936
Signet Jewelers Ltd.	27,948	3,856,824
Williams-Sonoma, Inc.	73,910	5,619,377
		15,897,137
Textiles, Apparel & Luxury Goods - 2.5%
Carter's, Inc.	26,731	2,627,925
Sketchers U.S.A., Inc. - Class A *	26,103	3,673,736
		6,301,661
Consumer Staples - 1.4%
Food Products - 1.4%
Hain Celestial Group, Inc. (The) *	58,283	3,547,103

Energy - 2.6%
Energy Equipment & Services - 0.7%
Core Laboratories N.V.	15,159	1,753,593

Oil, Gas & Consumable Fuels - 1.9%
Carrizo Oil & Gas, Inc. *	69,578	2,534,727
Diamondback Energy, Inc. *	34,283	2,341,186
		4,875,913
Financials - 4.9%
Banks - 1.7%
First Republic Bank/CA	73,063	4,406,430

APEXcm SMALL/MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value

Financials - 4.9% (Continued)
Diversified Financial Services - 1.3%
Interactive Brokers Group, Inc. - Class A	46,610	$1,860,671
MarketAxess Holdings, Inc.	16,998	1,536,959
		3,397,630
Real Estate Management & Development - 1.9%
CBRE Group, Inc. - Class A *	151,171	4,840,495

Health Care - 21.7%
Biotechnology - 6.6%
Agios Pharmaceuticals, Inc. *	12,248	1,058,227
AMAG Pharmaceuticals, Inc. *	21,047	1,316,279
Enanta Pharmaceuticals, Inc. *	74,054	2,891,068
Isis Pharmaceuticals, Inc. *	72,980	3,662,136
Keryx Biopharmaceuticals, Inc. *	119,846	740,648
Medivation, Inc. *	44,314	3,902,291
Momenta Pharmaceuticals, Inc. *	64,713	1,262,551
United Therapeutics Corp. *	14,140	2,129,767
		16,962,967
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. *	56,644	3,206,050
DexCom, Inc. *	42,577	4,008,199
Tandem Diabetes Care, Inc. *	50,017	574,195
		7,788,444
Health Care Providers & Services - 3.0%
Centene Corp. *	64,126	3,957,857
Universal Health Services, Inc. - Class B	27,303	3,744,333
		7,702,190
Health Care Technology - 1.2%
Medidata Solutions, Inc. *	60,827	2,920,913

Life Sciences Tools & Services - 3.1%
ICON plc *	49,608	3,819,816
WuXi PharmaTech (Cayman), Inc. - ADR *	99,368	4,199,292
		8,019,108
Pharmaceuticals - 4.8%
Akorn, Inc. *	106,574	4,240,580
Horizon Pharma plc *	88,061	2,573,142
Jazz Pharmaceuticals plc *	21,735	3,669,303
Supernus Pharmaceuticals, Inc.*	102,138	1,853,805
		12,336,830
Industrials - 13.0%
Aerospace & Defense - 0.7%
B/E Aerospace, Inc.	37,981	1,851,574

APEXcm SMALL/MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value

Industrials - 13.0% (Continued)
Machinery - 4.3%
Nordson Corp.	41,942	$2,789,982
Proto Labs, Inc. *	27,208	1,981,559
Wabtec Corp.	64,230	6,150,665
		10,922,206
Professional Services - 3.2%
Robert Half International, Inc.	78,352	3,998,303
Towers Watson & Co. - Class A	35,517	4,216,933
		8,215,236
Road & Rail - 2.8%
Avis Budget Group, Inc. *	56,151	2,477,944
Old Dominion Freight Line, Inc. *	69,291	4,607,159
		7,085,103
Trading Companies & Distributors - 2.0%
HD Supply Holdings, Inc. *	156,795	5,174,235

Information Technology - 30.3%
Communications Equipment - 4.8%
Ciena Corp. *	145,079	3,243,966
F5 Networks, Inc. *	37,561	4,560,281
Infinera Corp. *	201,723	4,401,596
		12,205,843
Electronic Equipment, Instruments & Components - 0.8%
Dolby Laboratories, Inc. - Class A	62,363	2,030,539

Internet Software & Services - 5.4%
Bitauto Holdings Ltd. - ADR *	46,315	1,243,558
IAC/InterActiveCorp	81,661	5,699,938
MercadoLibre, Inc.	40,240	4,428,412
YY, Inc. - ADR *	47,187	2,577,354
		13,949,262
IT Services - 7.4%
Gartner, Inc. *	31,974	2,734,097
Global Payments, Inc.	50,981	5,678,774
Heartland Payment Systems, Inc.	67,118	3,998,890
Total System Services, Inc.	143,649	6,583,434
		18,995,195
Semiconductors & Semiconductor Equipment - 1.7%
Entegris, Inc. *	190,421	2,614,480
Power Integrations, Inc.	45,798	1,797,572
		4,412,052

APEXcm SMALL/MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.7% (Continued)	Shares	Value

Information Technology - 30.3% (Continued)
Software - 10.2%
ACI Worldwide, Inc. *	119,785	$2,555,014
BroadSoft, Inc. *	41,537	1,310,908
FireEye, Inc. *	59,976	2,265,893
Fortinet, Inc. *	112,456	4,738,896
Guidewire Software, Inc. *	24,062	1,345,306
Manhattan Associates, Inc. *	40,433	2,364,522
Splunk, Inc.*	64,973	4,026,377
Tableau Software, Inc. - Class A *	54,661	5,147,426
Verint Systems, Inc. *	43,867	2,339,427
		26,093,769
Materials - 2.3%
Containers & Packaging - 1.3%
Silgan Holdings, Inc.	62,032	3,247,996

Paper & Forest Products - 1.0%
KapStone Paper and Packaging Corp.	117,108	2,551,783

Total Common Stocks (Cost $231,505,060)		$242,747,202

MONEY MARKET FUNDS - 7.1%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.13% (a)	12,669,275	$12,669,275
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.12% (a)	5,580,780	5,580,780
Total Money Market Funds (Cost $18,250,055)		$18,250,055

Total Investments at Value — 101.8% (Cost $249,755,115)		$260,997,257

Liabilities in Excess of Other Assets — (1.8%)		(4,673,125)

Net Assets — 100.0%		$256,324,132

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Board of Trustees (the “Board”) of Ultimus Managers Trust. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$242,747,202	$-	$-	$242,747,202
Money Market Funds	18,250,055	-	-	18,250,055
Total	$260,997,257	$-	$-	$260,997,257

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2015:

Tax cost of portfolio investments	$249,758,013

Gross unrealized appreciation	$27,246,735
Gross unrealized depreciation	(16,007,491)

Net unrealized appreciation	$11,239,244

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As August 31, 2015, the Fund had 30.3% of the value of its net assets invested in stocks within the Information Technology sector.

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary - 21.0%
Auto Components - 0.6%
Dorman Products, Inc. (a)	237	$11,933
Gentex Corporation	4,118	63,829
Motorcar Parts of America, Inc. (a)	2,685	85,625
Visteon Corporation (a)	334	33,286
		194,673
Automobiles - 0.9%
Thor Industries, Inc.	4,390	239,606
Winnebago Industries, Inc.	3,369	68,997
		308,603
Diversified Consumer Services - 1.8%
H&R Block, Inc. (b)	17,440	593,309

Hotels, Restaurants & Leisure - 0.6%
DineEquity, Inc.	122	11,651
Interval Leisure Group, Inc. (b)	8,919	178,915
		190,566
Household Durables - 0.6%
NVR, Inc. (a)	59	89,677
Tupperware Brands Corporation (b)	2,350	120,391
		210,068
Internet & Catalog Retail - 0.5%
Lands' End, Inc. (a)	6,739	171,440

Leisure Products - 1.4%
Nautilus, Inc. (a)	3,938	60,172
Smith & Wesson Holding Corporation (a)	11,010	199,061
Sturm, Ruger & Company, Inc.	3,263	205,210
		464,443
Media - 5.4%
CBS Corporation - Class B	677	30,627
Crown Media Holdings, Inc. - Class A (a)	7,286	38,980
Entravision Communications Corporation - Class A	8,115	65,326
Interpublic Group of Companies, Inc. (The) (b)	18,095	341,633
National CineMedia, Inc.	10,537	138,561
Omnicom Group, Inc.	7,515	503,355
Scripps Networks Interactive, Inc. - Class A	1,077	57,178
Starz - Series A (a)	14,706	553,093
Time Warner, Inc.	87	6,186
Time, Inc.	2,680	55,664
Viacom, Inc. - Class B	784	31,964
		1,822,567

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Consumer Discretionary - 21.0% (Continued)
Specialty Retail - 7.2%
AutoZone, Inc. (a)	11	$7,876
Bed Bath & Beyond, Inc. (a) (b)	2,847	176,827
Buckle, Inc. (The) (b)	1,924	81,193
Cato Corporation (The) - Class A (b)	3,689	129,595
Express, Inc. (a) (b)	5,047	102,959
Finish Line, Inc. (The) - Class A (b)	410	10,812
Foot Locker, Inc. (b)	1,744	123,458
Francesca's Holdings Corporation (a)	11,533	129,631
GameStop Corporation - Class A (b)	12,973	551,093
GNC Holdings, Inc. - Class A	5,129	240,037
Hibbett Sports, Inc. (a)	3,858	152,391
Outerwall, Inc. (b)	7,067	435,327
Ross Stores, Inc. (b)	170	8,265
Select Comfort Corporation (a)	6,716	163,535
Winmark Corporation	965	95,438
Zumiez, Inc. (a)	1,417	33,030
		2,441,467
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	1,778	53,785
Deckers Outdoor Corporation (a)	1,290	83,063
Fossil Group, Inc. (a)	446	27,465
Iconix Brand Group, Inc. (a) (b)	2,125	29,516
Steven Madden Ltd. (a) (b)	12,049	492,322
		686,151
Consumer Staples - 22.2%
Beverages - 2.1%
Dr Pepper Snapple Group, Inc. (b)	5,337	409,508
National Beverage Corporation (a) (b)	7,617	201,241
PepsiCo, Inc.	1,133	105,290
		716,039
Food & Staples Retailing - 0.6%
CVS Health Corporation	465	47,616
Fresh Market, Inc. (The) (a)	3,108	66,915
Village Super Market, Inc. - Class A	3,338	92,763
		207,294
Food Products - 7.1%
B&G Foods, Inc. (b)	8,445	256,644
Calavo Growers, Inc.	1,441	83,938
Cal-Maine Foods, Inc.	6,523	346,502
Hormel Foods Corporation	1,140	69,654
J & J Snack Foods Corporation	623	70,997
John B. Sanfilippo & Son, Inc.	1,450	74,950

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Consumer Staples - 22.2% (Continued)
Food Products - 7.1% (Continued)
Kellogg Company	2,876	$190,621
Keurig Green Mountain, Inc.	1,130	63,958
Lancaster Colony Corporation (b)	2,653	251,584
Pilgrim's Pride Corporation (b)	13,572	284,673
Pinnacle Foods, Inc.	7,444	333,789
Sanderson Farms, Inc.	4,227	291,832
Seaboard Corporation (a)	21	69,725
		2,388,867
Household Products - 2.2%
Clorox Company (The)	1,932	214,780
Spectrum Brands Holdings, Inc.	331	32,531
WD-40 Company	5,892	493,396
		740,707
Personal Products - 4.7%
Avon Products, Inc.	4,869	25,270
Herbalife Ltd. (a)	8,037	462,690
Inter Parfums, Inc.	6,653	170,982
Natural Health Trends Corporation	960	25,671
Nu Skin Enterprises, Inc. - Class A	3,348	152,937
Revlon, Inc. - Class A (a)	2,752	91,752
USANA Health Sciences, Inc. (a) (b)	4,323	633,276
		1,562,578
Tobacco - 5.5%
Altria Group, Inc. (b)	7,812	418,567
Philip Morris International, Inc. (b)	4,758	379,688
Reynolds American, Inc. (b)	5,270	441,363
Universal Corporation	2,657	130,751
Vector Group Ltd. (b)	20,100	478,983
		1,849,352
Energy - 9.5%
Energy Equipment & Services - 3.1%
Dril-Quip, Inc. (a)	4,083	281,482
FMC Technologies, Inc. (a)	7,568	263,215
Halliburton Company	1,978	77,834
Helmerich & Payne, Inc.	331	19,532
National Oilwell Varco, Inc.	1,563	66,162
Oceaneering International, Inc.	3,765	164,982
Oil States International, Inc. (a)	398	11,291
RPC, Inc.	199	2,313
Schlumberger Ltd.	784	60,658
U.S. Silica Holdings, Inc.	4,550	91,455
		1,038,924

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Energy - 9.5% (Continued)
Oil, Gas & Consumable Fuels - 6.4%
Alliance Holdings GP, L.P.	5,054	$180,984
Alliance Resource Partners, L.P.	1,279	32,717
Alon USA Partners, L.P. (b)	10,868	282,568
BP Prudhoe Bay Royalty Trust	2,189	98,680
CVR Energy, Inc. (b)	68	2,734
Exxon Mobil Corporation	321	24,152
Green Plains, Inc.	1,933	41,096
HollyFrontier Corporation (b)	899	42,127
Marathon Petroleum Corporation (b)	5,990	283,387
Northern Tier Energy, L.P. (b)	6,050	156,090
Permian Basin Royalty Trust	1,076	8,134
REX American Resources Corporation (a)	1,836	98,446
Sabine Royalty Trust	8,911	291,568
Valero Energy Corporation	1,855	110,076
Western Refining, Inc. (b)	12,099	520,499
		2,173,258
Health Care - 18.6%
Health Care Equipment & Supplies - 3.3%
Anika Therapeutics, Inc. (a)	3,227	114,268
C.R. Bard, Inc.	195	37,789
Cyberonics, Inc. (a)	2,379	155,444
Edwards Lifesciences Corporation (a)	945	133,132
Globus Medical, Inc. - Class A (a) (b)	15,057	367,692
Medtronic plc (b)	1,402	101,351
Meridian Bioscience, Inc.	7,831	149,807
Varian Medical Systems, Inc. (a)	394	32,012
		1,091,495
Health Care Providers & Services - 11.2%
AmSurg Corporation (a) (b)	7,043	552,312
Cardinal Health, Inc. (b)	1,504	123,734
Chemed Corporation (b)	3,030	413,141
CorVel Corporation (a)	3,314	99,520
DaVita HealthCare Partners, Inc. (a)	1,581	119,587
Ensign Group, Inc. (The)	1,737	81,552
HCA Holdings, Inc. (a)	794	68,776
HealthSouth Corporation (b)	7,571	323,282
Laboratory Corporation of America Holdings (a) (b)	593	69,861
LHC Group, Inc. (a)	887	38,407
MEDNAX, Inc. (a) (b)	6,341	510,768

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Health Care Providers & Services - 11.2% (Continued)
Patterson Companies, Inc. (b)	1,410	$64,620
Premier, Inc. - Class A (a)	9,405	335,288
Quest Diagnostics, Inc. (b)	6,194	419,953
Select Medical Holdings Corporation	4,236	54,644
Surgical Care Affiliates, Inc. (a)	9,488	346,786
U.S. Physical Therapy, Inc.	3,389	155,725
		3,777,956
Health Care Technology - 0.5%
Computer Programs & Systems, Inc.	3,928	180,767

Pharmaceuticals - 3.6%
Johnson & Johnson	3,637	341,805
Lannett Company, Inc. (a)	2,896	138,863
Pfizer, Inc. (b)	2,061	66,406
Prestige Brands Holdings, Inc. (a) (b)	3,018	140,397
SciClone Pharmaceuticals, Inc. (a)	23,000	180,780
Supernus Pharmaceuticals, Inc. (a)	18,342	332,907
		1,201,158
Industrials - 14.7%
Aerospace & Defense - 1.7%
B/E Aerospace, Inc.	484	23,595
Northrop Grumman Corporation (b)	2,113	345,983
Raytheon Company (b)	1,889	193,736
Vectrus, Inc. (a) (b)	96	2,385
		565,699
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,530	74,924

Commercial Services & Supplies - 1.6%
Deluxe Corporation (b)	7,233	419,586
Pitney Bowes, Inc. (b)	6,575	130,251
		549,837
Construction & Engineering - 1.2%
Argan, Inc.	6,862	268,647
Fluor Corporation	2,691	122,764
		391,411
Electrical Equipment - 2.9%
Babcock & Wilcox Enterprises, Inc. (a)	3,537	65,258
BWX Technologies, Inc.	6,877	182,378
Emerson Electric Company (b)	4,959	236,643
Generac Holdings, Inc. (a)	2,476	76,558
Rockwell Automation, Inc.	1,198	133,972

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 14.7% (Continued)
Electrical Equipment - 2.9% (Continued)
Thermon Group Holdings, Inc. (a)	12,777	$292,338
		987,147
Machinery - 2.2%
Actuant Corporation - Class A	385	8,254
Douglas Dynamics, Inc.	2,868	63,727
Dover Corporation	2,620	162,309
Federal Signal Corporation	2,322	32,856
Graco, Inc.	434	29,942
Greenbrier Companies, Inc. (The)	6,385	266,255
Hillenbrand, Inc.	1,296	34,940
Lindsay Corporation (b)	797	60,755
Oshkosh Corporation (b)	1,457	61,267
Valmont Industries, Inc. (b)	167	17,751
		738,056
Professional Services - 3.5%
Dun & Bradstreet Corporation (The) (b)	2,126	225,292
Huron Consulting Group, Inc. (a) (b)	1,251	90,560
Insperity, Inc.	2,091	92,820
Korn/Ferry International	3,307	112,670
Resources Connection, Inc. (b)	10,651	167,114
RPX Corporation (a) (b)	35,247	485,351
		1,173,807
Road & Rail - 0.3%
Landstar System, Inc.	1,437	95,129

Trading Companies & Distributors - 1.1%
United Rentals, Inc. (a)	2,348	162,787
WESCO International, Inc. (a)	3,785	211,846
		374,633
Information Technology - 3.3%
Communications Equipment - 0.9%
Brocade Communications Systems, Inc.	9,027	96,137
InterDigital, Inc.	1,853	91,668
QUALCOMM, Inc.	1,052	59,522
Ubiquiti Networks, Inc.	1,035	36,391
		283,718
Electronic Equipment, Instruments & Components - 0.5%
Dolby Laboratories, Inc. - Class A	1,006	32,755
Methode Electronics, Inc.	2,464	65,469
Park Electrochemical Corporation	1,530	26,943
PC Connection, Inc.	2,682	56,510
		181,677

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 3.3% (Continued)
Internet Software & Services - 0.1%
eBay, Inc. (a)	1,214	$32,912

IT Services - 1.0%
NeuStar, Inc. - Class A (a)	3,404	95,142
Science Applications International Corporation	1,920	93,638
Syntel, Inc. (a)	2,210	98,235
Western Union Company (The)	3,198	58,971
		345,986
Software - 0.5%
CA, Inc.	3,312	90,384
TiVo, Inc. (a)	9,758	88,798
		179,182
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	812	91,561

Materials - 10.0%
Chemicals - 7.2%
Albemarle Corporation	2,734	123,604
Celanese Corporation - Series A	1,728	104,786
CF Industries Holdings, Inc. (b)	4,624	265,325
Chemtura Corporation (a)	7,939	215,941
CVR Partners, L.P.	299	3,331
Ferro Corporation (a)	12,288	151,142
Flotek Industries, Inc. (a)	6,985	136,627
FutureFuel Corporation	10,142	102,231
Innophos Holdings, Inc.	66	3,173
Innospec, Inc.	4,939	242,505
LSB Industries, Inc. (a)	919	21,973
LyondellBasell Industries N.V. - Class A	3,285	280,473
NewMarket Corporation (b)	262	100,409
OCI Partners, L.P.	5,224	63,628
Olin Corporation (b)	2,312	46,148
Scotts Miracle-Gro Company (The) - Class A	536	33,334
Terra Nitrogen Company, L.P.	1,346	152,704
Valspar Corporation (The)	994	72,860
W.R. Grace & Company (a)	48	4,749
Westlake Chemical Corporation	4,024	222,246
Westlake Chemical Partners, L.P.	4,529	88,451
		2,435,640
Containers & Packaging - 1.2%
Avery Dennison Corporation	4,081	237,025
Owens-Illinois, Inc. (a)	2,651	55,273

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Materials - 10.0% (Continued)
Containers & Packaging - 1.2% (Continued)
Sonoco Products Company	3,051	$119,965
		412,263
Metals & Mining - 1.6%
Compass Minerals International, Inc.	4,066	329,346
Hi-Crush Partners, L.P.	7,239	121,326
Kaiser Aluminum Corporation (b)	54	4,513
OCI Resources, L.P.	2,689	62,707
Southern Copper Corporation (b)	164	4,372
		522,264
Paper & Forest Products - 0.0% (c)
Boise Cascade Company (a)	104	3,375

Total Common Stocks (Cost $31,041,993)		$33,450,903

EXCHANGE-TRADED FUNDS - 0.5%	Shares	Value
SPDR® S&P 500® ETF Trust (Cost $163,687)	829	$163,868

MONEY MARKET FUNDS - 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $50,586)	50,586	$50,586

Total Investments at Value - 99.9% (Cost $31,256,266)		$33,665,357

Other Assets in Excess of Liabilities - 0.1%		18,455

Net Assets - 100.0%		$33,683,812

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 4).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS - 124.4%	Shares	Value
Consumer Discretionary - 26.6%
Auto Components - 0.7%
Dorman Products, Inc. (a) (b)	87	$4,380
Gentex Corporation	1,502	23,281
Motorcar Parts of America, Inc. (a) (b)	992	31,635
Visteon Corporation (a)	75	7,475
		66,771
Automobiles - 1.2%
Thor Industries, Inc. (b)	1,636	89,293
Winnebago Industries, Inc. (b)	1,274	26,091
		115,384
Diversified Consumer Services - 2.2%
H&R Block, Inc. (b)	6,509	221,436

Hotels, Restaurants & Leisure - 0.7%
DineEquity, Inc. (b)	43	4,106
Interval Leisure Group, Inc. (b)	3,375	67,703
		71,809
Household Durables - 0.8%
NVR, Inc. (a) (b)	19	28,879
Tupperware Brands Corporation (b)	890	45,595
		74,474
Internet & Catalog Retail - 0.6%
Lands' End, Inc. (a) (b)	2,490	63,346

Leisure Products - 1.7%
Nautilus, Inc. (a) (b)	1,466	22,400
Smith & Wesson Holding Corporation (a) (b)	4,185	75,665
Sturm, Ruger & Company, Inc. (b)	1,162	73,078
		171,143
Media - 6.9%
CBS Corporation - Class B (b)	254	11,491
Crown Media Holdings, Inc. - Class A (a)	2,680	14,338
Entravision Communications Corporation - Class A (b)	3,077	24,770
Interpublic Group of Companies, Inc. (The) (b)	6,701	126,515
National CineMedia, Inc. (b)	3,944	51,863
Omnicom Group, Inc. (b)	2,805	187,879
Scripps Networks Interactive, Inc. - Class A	393	20,864
Starz - Series A (a) (b)	5,503	206,968
Time Warner, Inc. (b)	32	2,275
Time, Inc.	884	18,361
Viacom, Inc. - Class B	288	11,742
		677,066

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Consumer Discretionary - 26.6% (Continued)
Specialty Retail - 9.2%
AutoZone, Inc. (a) (b)	6	$4,296
Bed Bath & Beyond, Inc. (a) (b)	1,061	65,899
Buckle, Inc. (The) (b)	705	29,751
Cato Corporation (The) - Class A (b)	1,370	48,128
Express, Inc. (a) (b)	1,911	38,984
Finish Line, Inc. (The) - Class A (b)	148	3,903
Foot Locker, Inc. (b)	648	45,872
Francesca's Holdings Corporation (a) (b)	4,282	48,129
GameStop Corporation - Class A (b)	4,852	206,113
GNC Holdings, Inc. - Class A (b)	1,910	89,388
Hibbett Sports, Inc. (a) (b)	1,426	56,327
Outerwall, Inc. (b)	2,640	162,624
Ross Stores, Inc. (b)	63	3,063
Select Comfort Corporation (a) (b)	2,485	60,510
Winmark Corporation	350	34,615
Zumiez, Inc. (a)	516	12,028
		909,630
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc. (b)	681	20,600
Deckers Outdoor Corporation (a) (b)	475	30,585
Fossil Group, Inc. (a)	161	9,915
Iconix Brand Group, Inc. (a) (b)	799	11,098
Steven Madden Ltd. (a) (b)	4,531	185,137
		257,335
Consumer Staples - 26.8%
Beverages - 2.7%
Brown-Forman Corporation - Class B (b)	2	196
Dr Pepper Snapple Group, Inc. (b)	1,986	152,386
National Beverage Corporation (a) (b)	2,828	74,716
PepsiCo, Inc. (b)	418	38,844
		266,142
Food & Staples Retailing - 0.6%
CVS Health Corporation (b)	170	17,408
Fresh Market, Inc. (The) (a)	258	5,555
Village Super Market, Inc. - Class A (b)	1,215	33,765
		56,728
Food Products - 8.3%
B&G Foods, Inc. (b)	3,182	96,701
Cal-Maine Foods, Inc. (b)	2,419	128,497
Hormel Foods Corporation	414	25,295
J & J Snack Foods Corporation (b)	232	26,439
John B. Sanfilippo & Son, Inc. (b)	556	28,740

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Consumer Staples - 26.8% (Continued)
Food Products - 8.3% (Continued)
Kellogg Company (b)	844	$55,940
Keurig Green Mountain, Inc.	254	14,376
Lancaster Colony Corporation (b)	984	93,313
Pilgrim's Pride Corporation (b)	5,024	105,379
Pinnacle Foods, Inc. (b)	2,798	125,462
Sanderson Farms, Inc. (b)	1,569	108,324
Seaboard Corporation (a) (b)	5	16,601
		825,067
Household Products - 2.7%
Clorox Company (The) (b)	712	79,153
Spectrum Brands Holdings, Inc. (b)	50	4,914
WD-40 Company (b)	2,192	183,558
		267,625
Personal Products - 5.7%
Herbalife Ltd. (a) (b)	2,993	172,307
Inter Parfums, Inc. (b)	2,134	54,844
Natural Health Trends Corporation	347	9,279
Nu Skin Enterprises, Inc. - Class A (b)	1,240	56,643
Revlon, Inc. - Class A (a)	1,003	33,440
USANA Health Sciences, Inc. (a) (b)	1,618	237,021
		563,534
Tobacco - 6.8%
Altria Group, Inc. (b)	2,906	155,703
Philip Morris International, Inc. (b)	1,772	141,406
Reynolds American, Inc. (b)	1,971	165,071
Universal Corporation (b)	688	33,857
Vector Group Ltd. (b)	7,489	178,463
		674,500
Energy - 12.3%
Energy Equipment & Services - 3.9%
Dril-Quip, Inc. (a) (b)	1,518	104,651
FMC Technologies, Inc. (a) (b)	2,800	97,384
Halliburton Company	755	29,709
Helmerich & Payne, Inc.	126	7,435
National Oilwell Varco, Inc.	570	24,128
Oceaneering International, Inc. (b)	1,402	61,436
Oil States International, Inc. (a) (b)	151	4,284
RPC, Inc.	73	848
Schlumberger Ltd. (b)	300	23,211
U.S. Silica Holdings, Inc.	1,711	34,391
		387,477

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Energy - 12.3% (Continued)
Oil, Gas & Consumable Fuels - 8.4%
Alliance Holdings GP, L.P. (b)	1,887	$67,573
Alliance Resource Partners, L.P.	463	11,844
Alon USA Energy, Inc. (b)	492	9,122
Alon USA Partners, L.P. (b)	4,093	106,418
BP Prudhoe Bay Royalty Trust (b)	808	36,425
CVR Energy, Inc. (b)	26	1,045
Exxon Mobil Corporation (b)	123	9,254
Green Plains, Inc. (b)	736	15,647
HollyFrontier Corporation (b)	351	16,448
Marathon Oil Corporation (b)	209	3,614
Marathon Petroleum Corporation (b)	2,251	106,495
Northern Tier Energy, L.P. (b)	2,244	57,895
Permian Basin Royalty Trust (b)	403	3,047
Phillips 66 (b)	57	4,507
REX American Resources Corporation (a) (b)	688	36,891
Sabine Royalty Trust (b)	3,301	108,009
Valero Energy Corporation (b)	691	41,004
Western Refining, Inc. (b)	4,518	194,364
		829,602
Financials - 0.0% (c)
Insurance - 0.0% (c)
Gerova Financial Group Ltd. (a) (b) (d)	2	0

Health Care - 23.5%
Health Care Equipment & Supplies - 4.1%
Align Technology, Inc. (a) (b)	68	3,849
Anika Therapeutics, Inc. (a)	1,193	42,244
C.R. Bard, Inc.	71	13,759
Cyberonics, Inc. (a)	877	57,303
Edwards Lifesciences Corporation (a) (b)	352	49,590
Globus Medical, Inc. - Class A (a) (b)	5,611	137,021
Medtronic plc (b)	526	38,025
Meridian Bioscience, Inc.	2,887	55,228
Varian Medical Systems, Inc. (a)	145	11,781
		408,800
Health Care Providers & Services - 14.1%
AmerisourceBergen Corporation (b)	4	400
AmSurg Corporation (a) (b)	2,633	206,480
Cardinal Health, Inc. (b)	547	45,002

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Health Care - 23.5% (Continued)
Health Care Providers & Services - 14.1% (Continued)
Chemed Corporation (b)	1,120	$152,712
CorVel Corporation (a) (b)	1,238	37,177
DaVita HealthCare Partners, Inc. (a) (b)	597	45,157
Ensign Group, Inc. (The) (b)	648	30,424
HCA Holdings, Inc. (a)	288	24,947
HealthSouth Corporation (b)	2,826	120,670
Laboratory Corporation of America Holdings (a) (b)	140	16,493
LHC Group, Inc. (a)	334	14,462
MEDNAX, Inc. (a) (b)	2,362	190,259
Patterson Companies, Inc. (b)	523	23,969
Premier, Inc. - Class A (a) (b)	3,523	125,595
Quest Diagnostics, Inc. (b)	2,309	156,550
Select Medical Holdings Corporation (b)	1,570	20,253
Surgical Care Affiliates, Inc. (a) (b)	3,527	128,912
U.S. Physical Therapy, Inc.	1,245	57,208
		1,396,670
Health Care Technology - 0.7%
Computer Programs & Systems, Inc. (b)	1,455	66,959

Pharmaceuticals – 4.6%
Johnson & Johnson (b)	1,355	127,343
Lannett Company, Inc. (a) (b)	1,078	51,690
Pfizer, Inc. (b)	767	24,713
Prestige Brands Holdings, Inc. (a) (b)	1,121	52,149
SciClone Pharmaceuticals, Inc. (a)	8,590	67,517
Supernus Pharmaceuticals, Inc. (a) (b)	6,861	124,527
		447,939
Industrials - 18.7%
Aerospace & Defense - 2.1%
B/E Aerospace, Inc. (b)	105	5,119
Northrop Grumman Corporation (b)	791	129,518
Raytheon Company (b)	704	72,202
Vectrus, Inc. (a) (b)	34	845
		207,684
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc. (b)	571	27,962

Commercial Services & Supplies - 2.1%
Deluxe Corporation (b)	2,701	156,685
Pitney Bowes, Inc. (b)	2,446	48,455
		205,140
Construction & Engineering - 1.5%
Argan, Inc. (b)	2,584	101,164

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Industrials - 18.7% (Continued)
Construction & Engineering - 1.5% (Continued)
Fluor Corporation (b)	1,014	$46,259
		147,423
Electrical Equipment - 3.7%
Babcock & Wilcox Enterprises, Inc. (a) (b)	1,290	23,791
BWX Technologies, Inc. (b)	2,414	64,019
Emerson Electric Company (b)	1,829	87,280
Generac Holdings, Inc. (a) (b)	929	28,725
Rockwell Automation, Inc. (b)	454	50,771
Thermon Group Holdings, Inc. (a) (b)	4,756	108,817
		363,403
Machinery - 2.8%
Actuant Corporation - Class A (b)	62	1,329
Douglas Dynamics, Inc. (b)	1,055	23,442
Dover Corporation (b)	988	61,207
Federal Signal Corporation	854	12,084
Graco, Inc.	158	10,900
Greenbrier Companies, Inc. (The) (b)	2,380	99,246
Hillenbrand, Inc. (b)	489	13,184
Joy Global, Inc. (b)	86	2,083
Lindsay Corporation (b)	297	22,640
Oshkosh Corporation (b)	559	23,506
Valmont Industries, Inc. (b)	65	6,909
		276,530
Professional Services - 4.4%
Dun & Bradstreet Corporation (The) (b)	802	84,988
Huron Consulting Group, Inc. (a) (b)	473	34,240
Insperity, Inc. (b)	767	34,047
Korn/Ferry International (b)	1,242	42,315
Resources Connection, Inc. (b)	4,013	62,964
RPX Corporation (a) (b)	13,175	181,420
		439,974
Road & Rail - 0.4%
Landstar System, Inc.	536	35,483

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (a) (b)	874	60,594
WESCO International, Inc. (a) (b)	1,405	78,638
		139,232
Information Technology - 4.1%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	3,292	35,060
InterDigital, Inc.	675	33,392

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Information Technology - 4.1% (Continued)
Communications Equipment - 1.0% (Continued)
QUALCOMM, Inc.	384	$21,727
Ubiquiti Networks, Inc.	376	13,220
		103,399
Electronic Equipment, Instruments & Components - 0.7%
Dolby Laboratories, Inc. - Class A	370	12,047
Methode Electronics, Inc.	899	23,886
Park Electrochemical Corporation	557	9,809
PC Connection, Inc.	973	20,501
		66,243
Internet Software & Services - 0.1%
eBay, Inc. (a)	447	12,118

IT Services - 1.3%
NeuStar, Inc. - Class A (a)	1,241	34,686
Science Applications International Corporation	700	34,139
Syntel, Inc. (a)	806	35,827
Western Union Company (The)	1,160	21,390
		126,042
Software - 0.7%
CA, Inc.	1,207	32,939
TiVo, Inc. (a)	3,559	32,387
		65,326
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	296	33,377

Materials - 12.4%
Chemicals - 8.9%
Albemarle Corporation (b)	840	37,976
Celanese Corporation - Series A (b)	598	36,263
CF Industries Holdings, Inc. (b)	1,733	99,440
Chemtura Corporation (a) (b)	2,738	74,474
CVR Partners, L.P.	110	1,225
Ferro Corporation (a) (b)	4,107	50,516
Flotek Industries, Inc. (a)	2,557	50,015
FutureFuel Corporation (b)	3,764	37,941
Innophos Holdings, Inc.	22	1,058
Innospec, Inc. (b)	1,836	90,148
Koppers Holdings, Inc. (b)	196	4,077
LSB Industries, Inc. (a)	143	3,419
LyondellBasell Industries N.V. - Class A (b)	1,227	104,761
NewMarket Corporation (b)	98	37,557
OCI Partners, L.P. (b)	1,976	24,068

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 124.4% (Continued)	Shares	Value
Materials - 12.4% (Continued)
Chemicals - 8.9% (Continued)
Olin Corporation (b)	866	$17,285
Scotts Miracle-Gro Company (The) - Class A (b)	198	12,314
Terra Nitrogen Company, L.P. (b)	496	56,271
Valspar Corporation (The)	365	26,754
W.R. Grace & Company (a)	17	1,682
Westlake Chemical Corporation (b)	1,487	82,127
Westlake Chemical Partners, L.P.	1,652	32,264
		881,635
Containers & Packaging - 1.6%
Avery Dennison Corporation (b)	1,540	89,443
Owens-Illinois, Inc. (a) (b)	996	20,766
Sonoco Products Company (b)	1,127	44,314
		154,523
Metals & Mining - 1.9%
Compass Minerals International, Inc. (b)	1,515	122,715
Hi-Crush Partners, L.P.	2,674	44,816
OCI Resources, L.P.	977	22,784
Reliance Steel & Aluminum Company (b)	7	407
Southern Copper Corporation (b)	57	1,519
		192,241
Paper & Forest Products - 0.0% (c)
Boise Cascade Company (a)	35	1,136

Total Common Stocks (Cost $11,664,763)		$12,298,308

EXCHANGE-TRADED FUNDS - 0.6%	Shares	Value
SPDR® S&P 500® ETF Trust (Cost $61,210)	310	$61,278

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (e) (Cost $624,826)	624,826	$624,826

Total Investments at Value - 131.3% (Cost $12,350,799)		$12,984,412

Liabilities in Excess of Other Assets (f) - (31.3%)		(3,093,731)

Net Assets - 100.0%		$9,890,681

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions and any outstanding borrowings for investment purposes (Note 4).
(c)	Percentage rounds to less than 0.1%.
(d)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2015, representing 0.0%(c) of net assets (Note 1).
(e)	The rate shown is the 7-day effective yield as of August 31, 2015.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2015 (Unaudited)

COMMON STOCKS - 85.5%	Shares	Value
Consumer Discretionary - 19.5%
Auto Components - 0.3%
BorgWarner, Inc.	49	$2,138
Fox Factory Holding Corporation	70	1,051
Gentherm, Inc.	28	1,277
Horizon Global Corporation	19	199
Johnson Controls, Inc.	20	823
Modine Manufacturing Company	811	7,202
Superior Industries International, Inc.	674	12,873
		25,563
Automobiles - 0.2%
General Motors Company	322	9,480
Tesla Motors, Inc.	49	12,204
		21,684
Distributors - 0.2%
Core-Mark Holding Company, Inc.	249	14,967
LKQ Corporation	284	8,517
		23,484
Diversified Consumer Services - 0.4%
Carriage Services, Inc.	52	1,193
Liberty Tax, Inc.	39	919
LifeLock, Inc.	899	7,597
Matthews International Corporation - Class A	201	10,207
Regis Corporation	942	10,211
Service Corporation International	122	3,617
Sotheby's	65	2,289
		36,033
Hotels, Restaurants & Leisure - 6.4%
Aramark	398	12,473
Biglari Holdings, Inc.	40	14,930
BJ's Restaurants, Inc.	339	14,574
Bloomin' Brands, Inc.	789	16,332
Bob Evans Farms, Inc.	316	14,280
Brinker International, Inc.	214	11,370
Buffalo Wild Wings, Inc.	104	19,727
Carnival Corporation	269	13,243
Cedar Fair, L.P.	275	15,175
Cheesecake Factory, Inc. (The)	319	17,312
Chipotle Mexican Grill, Inc.	19	13,490
Churchill Downs, Inc.	154	20,462
Chuy's Holdings, Inc.	153	4,688
ClubCorp Holdings, Inc.	784	17,648
Cracker Barrel Old Country Store, Inc.	54	7,786
Darden Restaurants, Inc.	196	13,330

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Consumer Discretionary - 19.5% (Continued)
Hotels, Restaurants & Leisure - 6.4% (Continued)
Dave & Buster's Entertainment, Inc.	305	$10,504
Del Frisco's Restaurant Group, Inc.	471	6,990
Del Taco Restaurants, Inc.	115	1,459
Diamond Resorts International, Inc.	479	12,162
Extended Stay America, Inc.	887	16,649
Fiesta Restaurant Group, Inc.	261	13,478
Hilton Worldwide Holdings, Inc.	358	8,889
Hyatt Hotels Corporation - Class A	200	10,246
International Speedway Corporation - Class A	449	14,408
Jack in the Box, Inc.	198	15,480
Krispy Kreme Doughnuts, Inc.	703	12,049
La Quinta Holdings, Inc.	670	12,630
Las Vegas Sands Corporation	119	5,501
Marcus Corporation (The)	723	14,033
Marriott International, Inc. - Class A	118	8,338
Marriott Vacations Worldwide Corporation	227	16,119
MGM Resorts International	480	9,806
Norwegian Cruise Line Holdings Ltd.	260	14,976
Panera Bread Company - Class A	5	892
Papa John's International, Inc.	73	4,909
Penn National Gaming, Inc.	346	6,283
Red Robin Gourmet Burgers, Inc.	202	15,916
Royal Caribbean Cruises Ltd.	155	13,665
Ruby Tuesday, Inc.	504	3,316
Ruth's Hospitality Group, Inc.	616	9,905
SeaWorld Entertainment, Inc.	528	9,398
Six Flags Entertainment Corporation	406	18,258
Sonic Corporation	446	12,042
Speedway Motorsports, Inc.	656	12,694
Starbucks Corporation	204	11,161
Starwood Hotels & Resorts Worldwide, Inc.	146	10,435
Texas Roadhouse, Inc.	517	18,607
Vail Resorts, Inc.	188	20,287
Wendy's Company (The)	1,782	16,234
Wynn Resorts Ltd.	77	5,779
Yum! Brands, Inc.	78	6,222
Zoe's Kitchen, Inc.	44	1,520
		628,060
Household Durables - 2.8%
Cavco Industries, Inc.	52	3,721
Century Communities, Inc.	52	1,144
D.R. Horton, Inc.	467	14,183
GoPro, Inc. - Class A	85	3,960

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Consumer Discretionary - 19.5% (Continued)
Household Durables - 2.8% (Continued)
Harman International Industries, Inc.	94	$9,188
Installed Building Products, Inc.	763	20,387
Jarden Corporation	247	12,681
Leggett & Platt, Inc.	295	13,104
Lennar Corporation - Class A	256	13,030
LGI Homes, Inc.	44	1,146
Libbey, Inc.	355	12,510
M/I Homes, Inc.	638	15,937
MDC Holdings, Inc.	548	15,612
Meritage Homes Corporation	177	7,459
Mohawk Industries, Inc.	71	13,985
Newell Rubbermaid, Inc.	314	13,229
PulteGroup, Inc.	519	10,738
Standard Pacific Corporation	1,554	13,131
Stanley Black & Decker, Inc.	50	5,076
Taylor Morrison Home Corporation - Class A	267	5,327
Tempur Sealy International, Inc.	17	1,241
Toll Brothers, Inc.	333	12,311
Tri Pointe Group, Inc.	1,191	16,531
Universal Electronics, Inc.	238	10,850
WCI Communities, Inc.	703	17,519
Whirlpool Corporation	33	5,547
William Lyon Homes - Class A	166	3,762
		273,309
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.COM, Inc. - Class A	863	7,240
Amazon.com, Inc.	34	17,438
Expedia, Inc.	32	3,680
FTD Companies, Inc.	110	3,288
Groupon, Inc.	2,476	11,142
HomeAway, Inc.	101	2,898
Liberty Interactive Corporation - Series A	77	2,082
Liberty TripAdvisor Holdings, Inc. - Series A	91	2,309
Liberty Ventures - Series A	4	159
NetFlix, Inc.	173	19,900
Overstock.com, Inc.	369	7,251
TripAdvisor, Inc.	152	10,625
Wayfair, Inc. - Class A	41	1,529
zulily, Inc. - Class A	161	2,858
		92,399
Leisure Products - 0.2%
Callaway Golf Company	1,813	16,045

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Consumer Discretionary - 19.5% (Continued)
Leisure Products - 0.2% (Continued)
Mattel, Inc.	137	$3,210
		19,255
Media - 2.2%
AMC Entertainment Holdings, Inc. - Class A	511	14,809
Carmike Cinemas, Inc.	523	12,474
Charter Communications, Inc. - Class A	30	5,448
Cinemark Holdings, Inc.	21	747
DISH Network Corporation - Class A	172	10,194
DreamWorks Animation SKG, Inc. - Class A	83	1,655
E.W. Scripps Company (The) - Class A	793	13,893
Journal Media Group, Inc.	127	848
Lamar Advertising Company - Class A	93	4,961
Liberty Broadband - Series A	6	327
Liberty Media Corporation - Series A	288	10,728
Lions Gate Entertainment Corporation	113	4,146
Live Nation Entertainment, Inc.	493	12,138
Madison Square Garden Company (The) - Class A	91	6,410
Media General, Inc.	449	5,276
Morningstar, Inc.	167	13,323
New Media Investment Group, Inc.	790	11,787
New York Times Company (The) - Class A	1,227	14,920
News Corporation - Class A	764	10,413
Pandora Media, Inc.	115	2,063
Regal Entertainment Group - Class A	753	14,322
Rentrak Corporation	250	11,410
Scholastic Corporation	394	17,025
Sirius XM Holdings, Inc.	1,675	6,390
Tribune Media Company - Class A	212	8,467
		214,174
Multiline Retail - 0.6%
Big Lots, Inc.	119	5,711
Burlington Stores, Inc.	362	19,219
Dollar Tree, Inc.	33	2,517
Fred's, Inc. - Class A	937	12,293
Kohl's Corporation	51	2,602
Nordstrom, Inc.	37	2,696
Target Corporation	159	12,356
Tuesday Morning Corporation	797	6,320
		63,714
Specialty Retail - 3.9%
Aaron's, Inc.	526	19,804
Abercrombie & Fitch Company - Class A	633	12,571
Advance Auto Parts, Inc.	54	9,463

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Consumer Discretionary - 19.5% (Continued)
Specialty Retail - 3.9% (Continued)
American Eagle Outfitters, Inc.	1,060	$18,041
America's Car-Mart, Inc.	72	2,578
Asbury Automotive Group, Inc.	29	2,336
Ascena Retail Group, Inc.	627	7,568
AutoNation, Inc.	202	12,088
Barnes & Noble Education, Inc.	329	4,244
Barnes & Noble, Inc.	521	8,133
Boot Barn Holdings, Inc.	113	2,468
Cabela's, Inc.	296	13,311
CarMax, Inc.	196	11,956
Chico's FAS, Inc.	804	11,988
Children's Place, Inc. (The)	17	1,019
CST Brands, Inc.	429	14,895
Five Below, Inc.	335	12,954
Haverty Furniture Companies, Inc.	251	5,801
Home Depot, Inc. (The)	16	1,863
Lithia Motors, Inc. - Class A	194	20,680
Lowe's Companies, Inc.	180	12,451
MarineMax, Inc.	577	9,405
Mattress Firm Holding Corporation	280	16,825
Men's Wearhouse, Inc. (The)	344	19,419
Monro Muffler Brake, Inc.	207	13,122
O'Reilly Automotive, Inc.	8	1,921
Penske Automotive Group, Inc.	322	16,293
Pep Boys - Manny Moe & Jack (The)	1,576	19,070
Rent-A-Center, Inc.	245	6,588
Restoration Hardware Holdings, Inc.	174	16,091
Shoe Carnival, Inc.	192	4,973
Stage Stores, Inc.	487	5,230
Staples, Inc.	456	6,480
Stein Mart, Inc.	481	5,166
Tiffany & Company	76	6,251
Tile Shop Holdings, Inc. (The)	349	4,153
Tractor Supply Company	132	11,261
TravelCenters of America, LLC	293	3,454
Ulta Salon Cosmetics & Fragrance, Inc.	85	13,438
Williams-Sonoma, Inc.	11	836
		386,188
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Company	228	13,992
Crocs, Inc.	1,210	17,823
G-III Apparel Group Ltd.	95	6,586
Hanesbrands, Inc.	405	12,195

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Consumer Discretionary - 19.5% (Continued)
Textiles, Apparel & Luxury Goods - 1.4% (Continued)
Kate Spade & Company	631	$11,964
NIKE, Inc. - Class B	117	13,075
PVH Corporation	103	12,255
Sequential Brands Group, Inc.	88	1,441
Skechers U.S.A., Inc. - Class A	75	10,555
Under Armour, Inc. - Class A	156	14,903
Unifi, Inc.	478	13,876
VF Corporation	134	9,706
Wolverine World Wide, Inc.	155	4,177
		142,548
Consumer Staples - 16.9%
Beverages - 2.5%
Boston Beer Company, Inc. (The) - Class A	173	35,477
Brown-Forman Corporation - Class B	178	17,462
Coca-Cola Bottling Company Consolidated	522	80,508
Coca-Cola Company (The)	442	17,379
Coca-Cola Enterprises, Inc.	185	9,526
Constellation Brands, Inc. - Class A	295	37,760
Molson Coors Brewing Company - Class B	388	26,419
Monster Beverage Corporation	173	23,953
		248,484
Food & Staples Retailing - 5.5%
Anderson's, Inc. (The)	1,399	49,497
Casey's General Stores, Inc.	634	67,115
Chefs' Warehouse, Inc. (The)	1,902	28,796
Costco Wholesale Corporation	222	31,091
Diplomat Pharmacy, Inc.	566	22,351
Ingles Markets, Inc. - Class A	429	21,321
Kroger Company (The)	954	32,913
Natural Grocers by Vitamin Cottage, Inc.	1,992	48,366
PriceSmart, Inc.	306	26,013
Rite Aid Corporation	2,895	23,884
Smart & Final Stores, Inc.	239	3,896
SpartanNash Company	651	18,423
Sprouts Farmers Market, Inc.	888	18,089
Sysco Corporation	820	32,694
United Natural Foods, Inc.	829	39,916
Walgreen Boots Alliance, Inc.	407	35,226
Wal-Mart Stores, Inc.	95	6,149
Weis Markets, Inc.	395	16,057
Whole Foods Market, Inc.	513	16,806
		538,603

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Consumer Staples - 16.9% (Continued)
Food Products - 8.0%
Archer-Daniels-Midland Company	534	$24,025
Boulder Brands, Inc.	5,060	41,492
Bunge Ltd.	365	26,444
Calavo Growers, Inc.	281	16,368
ConAgra Foods, Inc.	853	35,553
Darling Ingredients, Inc.	3,464	44,478
Dean Foods Company	4,234	69,692
Diamond Foods, Inc.	2,393	72,197
Farmer Brothers Company	839	19,179
Flowers Foods, Inc.	1,053	24,440
Fresh Del Monte Produce, Inc.	1,563	61,879
General Mills, Inc.	87	4,938
Hain Celestial Group, Inc. (The)	539	32,803
Hershey Company (The)	113	10,116
Ingredion, Inc.	90	7,771
JM Smucker Company (The)	95	11,183
McCormick & Company, Inc.	386	30,602
Mead Johnson Nutrition Company	81	6,345
Mondelēz International, Inc. - Class A	825	34,947
Snyder's-Lance, Inc.	1,834	61,934
Tootsie Roll Industries, Inc.	1,424	44,258
TreeHouse Foods, Inc.	688	54,607
Tyson Foods, Inc. - Class A	510	21,563
WhiteWave Foods Company (The)	783	36,128
		792,942
Household Products - 0.4%
Colgate-Palmolive Company	162	10,175
Edgewell Personal Care Company	88	7,750
Energizer Holdings, Inc.	41	1,712
Kimberly Clark Corporation	187	19,921
Procter & Gamble Company (The)	63	4,452
		44,010
Personal Products - 0.5%
Avon Products, Inc.	873	4,531
Coty, Inc. - Class A	1,303	39,494
		44,025
Energy - 8.8%
Energy Equipment & Services - 1.1%
Basic Energy Services, Inc.	52	271
Bristow Group, Inc.	124	4,595
C&J Energy Services Ltd.	44	244
Era Group, Inc.	127	2,146
Exterran Holdings, Inc.	392	8,750

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Energy - 8.8% (Continued)
Energy Equipment & Services - 1.1% (Continued)
Exterran Partners, L.P.	118	$2,565
Key Energy Services, Inc.	216	154
Matrix Service Company	416	8,320
McDermott International, Inc.	3,177	16,139
Patterson-UTI Energy, Inc.	244	3,972
Pioneer Energy Services Corporation	782	2,588
RigNet, Inc.	89	2,566
Rowan Companies plc - Class A	338	6,074
SEACOR Holdings, Inc.	94	6,064
Superior Energy Services, Inc.	425	6,762
TETRA Technologies, Inc.	1,307	10,051
Unit Corporation	200	3,040
USA Compression Partners, L.P.	1,027	20,540
		104,841
Oil, Gas & Consumable Fuels - 7.7%
Alon USA Energy, Inc.	663	12,292
Anadarko Petroleum Corporation	92	6,585
Antero Resources Corporation	338	8,734
Apache Corporation	171	7,736
Boardwalk Pipeline Partners, L.P.	677	9,248
Bonanza Creek Energy, Inc.	484	3,703
Buckeye Partners, L.P.	145	10,211
Cabot Oil & Gas Corporation	407	9,634
Callon Petroleum Company	1,710	15,681
Calumet Specialty Products Partners, L.P.	212	5,493
Carrizo Oil & Gas, Inc.	273	9,945
Cheniere Energy Partners, L.P.	263	7,822
Cheniere Energy, Inc.	219	13,611
Chevron Corporation	12	972
Cimarex Energy Company	53	5,857
Clayton Williams Energy, Inc.	36	1,832
Cloud Peak Energy, Inc.	91	435
Cobalt International Energy, Inc.	1,957	15,676
Concho Resources, Inc.	128	13,844
ConocoPhillips	65	3,195
CONSOL Energy, Inc.	349	5,315
Contango Oil & Gas Company	208	1,936
Continental Resources, Inc.	32	1,027
Crestwood Equity Partners, L.P.	407	1,180
Crestwood Midstream Partners, L.P.	136	1,062
DCP Midstream Partners, L.P.	109	3,074
Devon Energy Corporation	111	4,735
Diamondback Energy, Inc.	270	18,438

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Energy - 8.8% (Continued)
Oil, Gas & Consumable Fuels - 7.7% (Continued)
Dominion Midstream Partners, L.P.	81	$2,968
Eclipse Resources Corporation	1,980	7,623
Enbridge Energy Partners, L.P.	318	8,993
Energen Corporation	246	12,792
Energy Transfer Equity, L.P.	448	12,566
Energy Transfer Partners, L.P.	191	9,386
EnLink Midstream Partners, L.P.	474	8,357
EnLink Midstream, LLC	418	9,974
Enterprise Products Partners, L.P.	330	9,276
EOG Resources, Inc.	13	1,018
EQT Corporation	108	8,405
EQT Midstream Partners, L.P.	53	4,123
Genesis Energy, L.P.	423	18,468
Gulfport Energy Corporation	286	10,247
Hess Corporation	62	3,686
Jones Energy, Inc. - Class A	494	2,929
Kinder Morgan, Inc.	307	9,950
Kosmos Energy Ltd.	706	4,942
Magellan Midstream Partners, L.P.	50	3,529
Marathon Oil Corporation	479	8,282
Martin Midstream Partners, L.P.	64	1,715
Matador Resources Company	429	9,828
Memorial Resource Development Corporation	348	6,755
MPLX, L.P.	158	7,840
Newfield Exploration Company	232	7,728
NGL Energy Partners, L.P.	648	15,617
Noble Energy, Inc.	247	8,252
NuStar Energy, L.P.	186	9,705
Occidental Petroleum Corporation	66	4,819
ONEOK, Inc.	186	6,698
Par Petroleum Corporation	1,048	20,268
Parsley Energy, Inc. - Class A	684	11,765
PBF Energy, Inc. - Class A	288	8,617
PDC Energy, Inc.	428	24,045
Phillips 66	82	6,484
Phillips 66 Partners, L.P.	32	1,997
Pioneer Natural Resources Company	87	10,706
Plains All American Pipeline, L.P.	137	4,940
Plains GP Holdings, L.P. - Class A	88	1,724
QEP Resources, Inc.	769	10,797
Range Resources Corporation	80	3,090
Rentech, Inc.	67	471
Rice Energy, Inc.	769	14,957

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Energy - 8.8% (Continued)
Oil, Gas & Consumable Fuels - 7.7% (Continued)
RSP Permian, Inc.	595	$14,244
SemGroup Corporation - Class A	258	14,190
Shell Midstream Partners, L.P.	26	1,029
Southcross Energy Partners, L.P.	155	1,163
Southwestern Energy Company	122	1,981
Spectra Energy Corporation	316	9,186
Sprague Resources, L.P.	288	6,993
Stone Energy Corporation	84	476
Summit Midstream Partners, L.P.	456	10,050
Sunoco, L.P.	368	14,492
Sunoco Logistics Partners, L.P.	304	10,284
Synergy Resources Corporation	1,964	21,093
Tallgrass Energy Partners, L.P.	381	18,014
Targa Resources Corporation	103	6,804
Targa Resources Partners, L.P.	44	1,328
Tesoro Logistics, L.P.	308	16,265
Valero Energy Partners, L.P.	234	12,128
Western Gas Equity Partners, L.P.	163	8,655
Western Gas Partners, L.P.	181	10,648
Western Refining Logistics, L.P.	443	11,491
Whiting Petroleum Corporation	194	3,750
Williams Partners, L.P.	151	6,000
WPX Energy, Inc.	1,305	9,540
		765,409
Financials - 0.1%
Capital Markets - 0.0% (a)
Actua Corporation	118	1,679

Diversified Financial Services - 0.1%
Global Eagle Entertainment, Inc.	872	10,263

Real Estate Investment Trusts (REITs) - 0.0% (a)
Iron Mountain, Inc.	29	822
OUTFRONT Media, Inc.	9	204
		1,026
Health Care - 16.6%
Biotechnology - 0.0% (a)
Asterias Biotherapeutics, Inc.	1	0

Health Care Equipment & Supplies - 9.7%
Abaxis, Inc.	62	2,915

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Health Care - 16.6% (Continued)
Health Care Equipment & Supplies - 9.7% (Continued)
ABIOMED, Inc.	497	$47,662
Accuray, Inc.	3,182	21,924
Alere, Inc.	220	11,433
Align Technology, Inc.	68	3,849
Analogic Corporation	195	15,713
AngioDynamics, Inc.	1,375	20,295
AtriCure, Inc.	926	22,650
Baxter International, Inc.	331	12,727
Becton, Dickinson and Company	145	20,448
Boston Scientific Corporation	1,692	28,324
Cardiovascular Systems, Inc.	762	18,349
CONMED Corporation	465	24,673
Cooper Companies, Inc. (The)	151	24,525
Cynosure, Inc. - Class A	127	4,018
DENTSPLY International, Inc.	321	16,824
DexCom, Inc.	512	48,200
Endologix, Inc.	1,566	20,327
Entellus Medical, Inc.	213	4,741
GenMark Diagnostics, Inc.	782	8,086
Glaukos Corporation	137	4,024
Greatbatch, Inc.	35	1,989
Haemonetics Corporation	941	33,979
Halyard Health, Inc.	2	63
HeartWare International, Inc.	290	24,824
Hill-Rom Holdings, Inc.	743	39,260
Hologic, Inc.	836	32,445
ICU Medical, Inc.	33	3,746
IDEXX Laboratories, Inc.	339	24,228
Inogen, Inc.	482	23,758
Insulet Corporation	849	25,224
Integra LifeSciences Holdings Corporation	577	34,608
Intuitive Surgical, Inc.	30	15,328
Invacare Corporation	1,052	18,505
K2M Group Holdings, Inc.	496	10,530
LDR Holding Corporation	616	22,989
Merit Medical Systems, Inc.	1,193	27,141
Neogen Corporation	178	9,192
NuVasive, Inc.	573	30,209
NxStage Medical, Inc.	1,399	24,301
OraSure Technologies, Inc.	709	3,829
Quidel Corporation	936	19,272
ResMed, Inc.	52	2,701
SeaSpine Holdings Corporation	132	1,865

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Health Care - 16.6% (Continued)
Health Care Equipment & Supplies - 9.7% (Continued)
Spectranetics Corporation (The)	835	$14,070
St. Jude Medical, Inc.	187	13,241
STERIS Corporation	156	9,992
Stryker Corporation	249	24,564
Teleflex, Inc.	124	16,219
West Pharmaceutical Services, Inc.	679	37,922
ZELTIQ Aesthetics, Inc.	664	21,427
Zimmer Biomet Holdings, Inc.	96	9,942
		959,070
Health Care Providers & Services - 3.5%
Acadia Healthcare Company, Inc.	494	36,077
Adeptus Health, Inc. - Class A	541	53,905
Air Methods Corporation	99	3,708
Amedisys, Inc.	769	29,714
AmerisourceBergen Corporation	118	11,805
BioScrip, Inc.	209	508
Brookdale Senior Living, Inc.	463	12,695
Capital Senior Living Corporation	698	14,546
Envision Healthcare Holdings, Inc.	699	28,638
ExamWorks Group, Inc.	210	7,522
Express Scripts Holding Company	27	2,257
Genesis Healthcare, Inc.	706	5,126
Healthways, Inc.	1,058	12,918
Henry Schein, Inc.	42	5,746
HMS Holdings Corporation	1,484	15,508
Kindred Healthcare, Inc.	70	1,406
LifePoint Hospitals, Inc.	489	38,206
McKesson Corporation	85	16,794
Owens & Minor, Inc.	283	9,619
PharMerica Corporation	648	21,203
Team Health Holdings, Inc.	256	15,037
Teladoc, Inc.	138	3,552
Universal Health Services, Inc. - Class B	15	2,057
		348,547
Health Care Technology - 1.9%
Allscripts Healthcare Solutions, Inc.	2,940	40,484
athenahealth, Inc.	258	34,306
Cerner Corporation	389	24,025
Imprivata, Inc.	120	2,513
IMS Health Holdings, Inc.	801	23,926
MedAssets, Inc.	620	13,094
Medidata Solutions, Inc.	798	38,320
Quality Systems, Inc.	552	7,502

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Health Care - 16.6% (Continued)
Health Care Technology - 1.9% (Continued)
Veeva Systems, Inc. - Class A	94	$2,434
		186,604
Pharmaceuticals - 1.5%
Abbott Laboratories	556	25,181
Akorn, Inc.	232	9,231
Allergan plc	110	33,411
ContraVir Pharmaceuticals, Inc.	0	2
Eli Lilly & Company	262	21,576
Mallinckrodt plc	291	25,096
Merck & Company, Inc.	392	21,109
Mylan N.V.	20	992
Ocular Therapeutix, Inc.	53	934
Zoetis, Inc.	233	10,455
		147,987
Industrials - 13.3%
Aerospace & Defense - 1.6%
AAR Corporation	182	4,428
Aerojet Rocketdyne Holdings, Inc.	448	9,215
AeroVironment, Inc.	345	8,297
American Science & Engineering, Inc.	14	550
Astronics Corporation	119	6,148
Boeing Company (The)	86	11,239
Cubic Corporation	57	2,401
Curtiss-Wright Corporation	98	6,440
DigitalGlobe, Inc.	510	11,761
Esterline Technologies Corporation	146	11,930
HEICO Corporation	49	2,494
Hexcel Corporation	337	16,264
KLX, Inc.	24	938
L-3 Communications Holdings, Inc.	41	4,324
MOOG, Inc. - Class A	214	13,503
Orbital ATK, Inc.	26	1,968
Rockwell Collins, Inc.	104	8,512
Spirit AeroSystems Holdings, Inc. - Class A	256	13,084
TASER International, Inc.	199	4,657
Teledyne Technologies, Inc.	14	1,371
Textron, Inc.	279	10,825
Triumph Group, Inc.	70	3,457
		153,806
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.	1,050	9,545
Echo Global Logistics, Inc.	274	6,373
FedEx Corporation	67	10,091

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Air Freight & Logistics - 0.6% (Continued)
Hub Group, Inc. - Class A	193	$7,274
United Parcel Service, Inc. - Class B	115	11,230
UTi Worldwide, Inc.	883	6,287
XPO Logistics, Inc.	380	13,338
		64,138
Building Products - 1.7%
A.O. Smith Corporation	117	7,548
Advanced Drainage Systems, Inc.	186	5,284
Apogee Enterprises, Inc.	201	10,482
Armstrong World Industries, Inc.	293	16,294
Builders FirstSource, Inc.	1,078	15,965
Continental Building Products, Inc.	504	10,075
Fortune Brands Home & Security, Inc.	252	12,058
Gibraltar Industries, Inc.	458	7,507
Griffon Corporation	179	2,978
Lennox International, Inc.	94	11,096
Masco Corporation	92	2,413
Masonite International Corporation	212	14,003
NCI Building Systems, Inc.	568	5,924
Nortek, Inc.	18	1,473
Owens Corning	394	17,450
Quanex Building Products Corporation	482	8,652
Simpson Manufacturing Company, Inc.	47	1,641
TopBuild Corporation	15	476
Trex Company, Inc.	110	4,269
USG Corporation	551	16,811
		172,399
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	285	9,123
ADT Corporation (The)	329	10,785
ARC Document Solutions, Inc.	174	1,155
Brady Corporation - Class A	299	6,566
Brink's Company (The)	361	10,346
Cintas Corporation	67	5,694
Clean Harbors, Inc.	301	14,785
Covanta Holding Corporation	705	13,959
Ennis, Inc.	71	1,159
Healthcare Services Group, Inc.	500	16,720
Herman Miller, Inc.	147	3,985
HNI Corporation	135	6,310
Interface, Inc.	451	10,932
KAR Auction Services, Inc.	397	14,705
Knoll, Inc.	287	6,865

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Commercial Services & Supplies - 2.3% (Continued)
McGrath RentCorp	238	$6,105
Mobile Mini, Inc.	225	7,652
MSA Safety, Inc.	137	6,231
Multi-Color Corporation	35	2,306
R.R. Donnelley & Sons Company	151	2,371
Republic Services, Inc.	295	12,089
Rollins, Inc.	141	3,937
Steelcase, Inc. - Class A	132	2,327
Stericycle, Inc.	86	12,138
Team, Inc.	41	1,716
Tyco International plc	207	7,512
US Ecology, Inc.	177	8,843
Viad Corporation	105	2,871
Waste Connections, Inc.	250	11,890
Waste Management, Inc.	222	11,113
		232,190
Construction & Engineering - 0.7%
AECOM	262	7,205
Aegion Corporation	315	5,796
Comfort Systems USA, Inc.	400	11,088
Dycom Industries, Inc.	194	13,792
Granite Construction, Inc.	188	6,486
Great Lakes Dredge & Dock Corporation	308	1,709
Jacobs Engineering Group, Inc.	62	2,506
KBR, Inc.	455	7,935
MasTec, Inc.	54	894
Quanta Services, Inc.	283	6,860
		64,271
Electrical Equipment - 0.7%
Acuity Brands, Inc.	72	14,031
Belden, Inc.	47	2,368
Eaton Corporation plc	164	9,358
Encore Wire Corporation	86	2,792
Enphase Energy, Inc.	531	2,443
Franklin Electric Company, Inc.	212	6,210
II-VI, Inc.	144	2,432
Powell Industries, Inc.	54	1,585
Power Solutions International, Inc.	153	4,810
Regal-Beloit Corporation	215	14,334
Vicor Corporation	412	4,021
		64,384
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	29	2,920

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Industrial Conglomerates - 0.1% (Continued)
Danaher Corporation	24	$2,089
General Electric Company	157	3,897
Raven Industries, Inc.	170	3,080
		11,986
Machinery - 2.3%
Alamo Group, Inc.	56	2,883
Albany International Corporation - Class A	243	7,752
Astec Industries, Inc.	234	9,245
Barnes Group, Inc.	225	8,692
Blount International, Inc.	492	3,390
Briggs & Stratton Corporation	473	9,451
Caterpillar, Inc.	91	6,956
Chart Industries, Inc.	21	537
CIRCOR International, Inc.	47	2,126
CLARCOR, Inc.	179	10,090
Colfax Corporation	167	6,478
Donaldson Company, Inc.	221	6,919
EnPro Industries, Inc.	148	7,021
Flowserve Corporation	14	632
Gorman-Rupp Company (The)	136	3,287
Harsco Corporation	560	6,474
Ingersoll-Rand plc	89	4,921
ITT Corporation	60	2,245
John Bean Technologies Corporation	209	6,922
Joy Global, Inc.	175	4,238
Kennametal, Inc.	318	9,699
Lydall, Inc.	224	6,084
Meritor, Inc.	62	784
Middleby Corporation (The)	81	8,793
Mueller Industries, Inc.	87	2,767
Parker Hannifin Corporation	48	5,168
Proto Labs, Inc.	105	7,647
RBC Bearings, Inc.	45	2,784
Rexnord Corporation	211	4,231
SPX Corporation	132	7,752
Tennant Company	71	4,070
Timken Company (The)	210	6,667
Titan International, Inc.	905	8,308
TriMas Corporation	50	912
WABCO Holdings, Inc.	82	9,456
Watts Water Technologies, Inc. - Class A	207	11,354
Westinghouse Air Brake Technologies Corporation	37	3,543
Woodward, Inc.	147	6,703

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Machinery - 2.3% (Continued)
Xylem, Inc.	238	$7,723
		224,704
Marine - 0.1%
Kirby Corporation	28	1,975
Matson, Inc.	190	7,159
Scorpio Bulkers, Inc.	560	919
		10,053
Professional Services - 1.1%
Acacia Research Corporation	589	5,607
Advisory Board Company (The)	269	13,081
CEB, Inc.	196	14,038
Equifax, Inc.	10	979
FTI Consulting, Inc.	23	917
IHS, Inc. - Class A	94	10,906
Kelly Services, Inc. - Class A	569	8,222
Kforce, Inc.	224	6,001
Mistras Group, Inc.	432	6,325
Navigant Consulting, Inc.	593	9,364
Nielsen Holdings plc	236	10,674
Paylocity Holding Corporation	322	10,632
TransUnion	76	1,965
TriNet Group, Inc.	139	2,341
TrueBlue, Inc.	34	816
WageWorks, Inc.	198	8,872
		110,740
Road & Rail - 1.5%
AMERCO	4	1,498
ArcBest Corporation	168	4,852
Celadon Group, Inc.	373	7,121
Con-way, Inc.	223	7,850
Covenant Transportation Group, Inc. - Class A	139	3,279
CSX Corporation	347	9,501
Genesee & Wyoming, Inc. - Class A	154	10,530
Heartland Express, Inc.	456	9,229
J.B. Hunt Transport Services, Inc.	144	10,480
Kansas City Southern	107	9,923
Knight Transportation, Inc.	412	11,206
Marten Transport Ltd.	314	5,812
Norfolk Southern Corporation	108	8,414
Old Dominion Freight Line, Inc.	124	8,245
P.A.M. Transportation Services, Inc.	9	348
Ryder System, Inc.	138	11,312
Saia, Inc.	120	4,506

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Industrials - 13.3% (Continued)
Road & Rail - 1.5% (Continued)
Swift Transportation Company	449	$8,751
Union Pacific Corporation	89	7,631
Werner Enterprises, Inc.	375	9,934
		150,422
Trading Companies & Distributors - 0.4%
Aceto Corporation	163	3,653
Beacon Roofing Supply, Inc.	255	9,244
DXP Enterprises, Inc.	85	2,529
Fastenal Company	172	6,629
H&E Equipment Services, Inc.	68	1,408
HD Supply Holdings, Inc.	227	7,491
Kaman Corporation	107	4,155
MRC Global, Inc.	118	1,533
MSC Industrial Direct Company, Inc. - Class A	10	677
Rush Enterprises, Inc. - Class A	73	1,863
Stock Building Supply Holdings, Inc.	185	3,483
Univar, Inc.	52	1,177
		43,842
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corporation	182	14,327
Wesco Aircraft Holdings, Inc.	46	646
		14,973
Information Technology - 2.4%
Communications Equipment - 0.5%
ADTRAN, Inc.	159	2,547
Arista Networks, Inc.	48	3,590
Ciena Corporation	131	2,929
CommScope Holding Company, Inc.	84	2,717
EchoStar Corporation - Class A	65	2,899
Finisar Corporation	166	2,561
Harmonic, Inc.	409	2,360
Harris Corporation	17	1,306
Infinera Corporation	145	3,164
Ixia	200	3,094
Juniper Networks, Inc.	142	3,651
Lumentum Holdings, Inc.	33	651
Motorola Solutions, Inc.	64	4,149
NETGEAR, Inc.	88	2,673
Palo Alto Networks, Inc.	22	3,613
Ruckus Wireless, Inc.	231	2,615
ShoreTel, Inc.	374	2,783
ViaSat, Inc.	52	3,056

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Information Technology - 2.4% (Continued)
Communications Equipment - 0.5% (Continued)
Viavi Solutions, Inc.	170	$913
		51,271
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corporation - Class A	70	3,665
Arrow Electronics, Inc.	68	3,803
Avnet, Inc.	59	2,502
Badger Meter, Inc.	41	2,390
Corning, Inc.	204	3,511
DTS, Inc.	34	902
FARO Technologies, Inc.	41	1,593
FEI Company	38	2,868
Flextronics International Ltd.	347	3,647
GSI Group, Inc.	189	2,455
InvenSense, Inc.	90	919
Itron, Inc.	80	2,400
Jabil Circuit, Inc.	43	832
Mercury Systems, Inc.	182	2,883
Multi-Fineline Electronix, Inc.	49	782
National Instruments Corporation	106	3,096
OSI Systems, Inc.	13	949
Rofin-Sinar Technologies, Inc.	61	1,554
Trimble Navigation Ltd.	176	3,326
TTM Technologies, Inc.	167	1,139
Universal Display Corporation	50	1,842
Zebra Technologies Corporation - Class A	35	2,901
		49,959
Internet Software & Services - 0.4%
Akamai Technologies, Inc.	21	1,497
Bazaarvoice, Inc.	177	919
Benefitfocus, Inc.	12	440
Blucora, Inc.	103	1,438
comScore, Inc.	33	1,723
Cornerstone OnDemand, Inc.	52	1,858
CoStar Group, Inc.	7	1,239
Cvent, Inc.	55	1,735
Demandware, Inc.	30	1,674
EarthLink Holdings Corporation	133	1,116
Equinix, Inc.	2	539
Facebook, Inc. - Class A	18	1,610
GoDaddy, Inc. - Class A	72	1,806
Gogo, Inc.	25	397
Google, Inc. - Class A	1	648
GTT Communications, Inc.	66	1,451

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Information Technology - 2.4% (Continued)
Internet Software & Services - 0.4% (Continued)
Internap Corporation	172	$1,371
Intralinks Holdings, Inc.	137	1,403
LinkedIn Corporation - Class A	7	1,264
LivePerson, Inc.	164	1,501
Marketo, Inc.	59	1,653
MINDBODY, Inc. - Class A	40	561
Monster Worldwide, Inc.	243	1,767
New Relic, Inc.	32	1,042
PayPal Holdings, Inc.	14	490
Q2 Holdings, Inc.	58	1,517
Rackspace Hosting, Inc.	47	1,429
Stamps.com, Inc.	7	576
Textura Corporation	21	543
Twitter, Inc.	46	1,278
Yahoo!, Inc.	40	1,290
Yelp, Inc.	56	1,360
		39,135
IT Services - 0.1%
Acxiom Corporation	26	545
Blackhawk Network Holdings, Inc.	14	553
Computer Sciences Corporation	22	1,364
FleetCor Technologies, Inc.	6	895
Gartner, Inc.	18	1,539
Heartland Payment Systems, Inc.	32	1,907
Leidos Holdings, Inc.	31	1,304
Sabre Corporation	39	1,062
ServiceSource International, Inc.	188	891
Teradata Corporation	21	614
Vantiv, Inc. - Class A	37	1,629
VeriFone Systems, Inc.	55	1,718
		14,021
Office Electronics - 0.0% (a)
Xerox Corporation	48	488

Software - 0.7%
Adobe Systems, Inc.	18	1,414
Autodesk, Inc.	28	1,309
Barracuda Networks, Inc.	54	1,420
Blackbaud, Inc.	31	1,771
Bottomline Technologies, Inc.	17	455
Callidus Software, Inc.	101	1,593
CDK Global, Inc.	10	495
Citrix Systems, Inc.	21	1,430

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Information Technology - 2.4% (Continued)
Software - 0.7% (Continued)
CommVault Systems, Inc.	29	$1,039
Comverse, Inc.	20	377
Ellie Mae, Inc.	25	1,811
FireEye, Inc.	32	1,209
Fortinet, Inc.	35	1,475
Gigamon, Inc.	51	1,162
Guidewire Software, Inc.	34	1,901
HubSpot, Inc.	34	1,608
Imperva, Inc.	30	1,787
Infoblox, Inc.	64	1,231
Interactive Intelligence Group, Inc.	36	1,260
Intuit, Inc.	15	1,286
MicroStrategy, Inc. - Class A	6	1,192
MobileIron, Inc.	83	341
NetSuite, Inc.	15	1,333
Nuance Communications, Inc.	85	1,400
Paycom Software, Inc.	34	1,310
Pegasystems, Inc.	24	588
Proofpoint, Inc.	32	1,803
PROS Holdings, Inc.	76	1,681
PTC, Inc.	17	563
Qlik Technologies, Inc.	50	1,893
RealPage, Inc.	81	1,491
Red Hat, Inc.	19	1,372
Rubicon Project, Inc. (The)	99	1,426
salesforce.com, inc.	21	1,457
ServiceNow, Inc.	19	1,348
Silver Spring Networks, Inc.	123	1,427
Splunk, Inc.	22	1,363
SS&C Technologies Holdings, Inc.	8	542
Synchronoss Technologies, Inc.	39	1,575
Synopsys, Inc.	30	1,408
Tableau Software, Inc. - Class A	13	1,224
Take-Two Interactive Software, Inc.	67	1,952
Ultimate Software Group, Inc. (The)	11	1,938
Varonis Systems, Inc.	70	1,386
Verint Systems, Inc.	30	1,600
VMware, Inc. - Class A	18	1,425
Workday, Inc. - Class A	18	1,265
Workiva, Inc.	115	1,648
Zendesk, Inc.	88	1,820
Zynga, Inc. - Class A	703	1,779
		67,583

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Information Technology - 2.4% (Continued)
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corporation	68	$934
Avid Technology, Inc.	120	997
Cray, Inc.	100	2,119
Diebold, Inc.	90	2,801
Dot Hill Systems Corporation	116	1,122
Electronics For Imaging, Inc.	72	3,152
Lexmark International, Inc. - Class A	80	2,398
NCR Corporation	115	2,885
Nimble Storage, Inc.	36	960
Quantum Corporation	441	516
Stratasys Ltd.	29	889
		18,773
Materials - 7.9%
Chemicals - 3.1%
A. Schulman, Inc.	247	8,480
Advanced Emissions Solutions, Inc.	185	1,713
Air Products and Chemicals, Inc.	123	17,162
Airgas, Inc.	142	13,706
Ashland, Inc.	124	13,016
Axalta Coating Systems Ltd.	97	2,831
Axiall Corporation	570	14,398
Balchem Corporation	185	10,828
Chemours Company (The)	37	358
Dow Chemical Company (The)	78	3,413
E.I. du Pont de Nemours and Company	225	11,588
Eastman Chemical Company	90	6,521
Ecolab, Inc.	90	9,823
FMC Corporation	191	8,081
H.B. Fuller Company	492	17,830
Huntsman Corporation	580	9,587
Intrepid Potash, Inc.	1,239	9,801
Koppers Holdings, Inc.	230	4,784
Kraton Performance Polymers, Inc.	767	16,191
Kronos Worldwide, Inc.	439	3,253
Minerals Technologies, Inc.	347	18,665
Mosaic Company (The)	245	10,003
OM Group, Inc.	428	14,338
Platform Specialty Products Corporation	248	4,747
PolyOne Corporation	546	17,729
PPG Industries, Inc.	28	2,668
Praxair, Inc.	127	13,430
Sensient Technologies Corporation	405	26,386
Stepan Company	25	1,126

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Materials - 7.9% (Continued)
Chemicals - 3.1% (Continued)
Tredegar Corporation	207	$3,000
Trinseo S.A.	123	3,584
Tronox Ltd. - Class A	778	6,263
Valhi, Inc.	1,432	4,038
		309,341
Construction Materials - 0.8%
Eagle Materials, Inc.	236	19,312
Headwaters, Inc.	864	17,436
Martin Marietta Materials, Inc.	128	21,478
U.S. Concrete, Inc.	46	2,382
Vulcan Materials Company	227	21,252
		81,860
Containers & Packaging - 0.8%
Ball Corporation	13	857
Berry Plastics Group, Inc.	407	12,047
Graphic Packaging Holding Company	1,691	23,843
Myers Industries, Inc.	765	10,909
Packaging Corporation of America	98	6,577
Sealed Air Corporation	206	10,599
WestRock Company	126	7,478
		72,310
Metals & Mining - 2.4%
Alcoa, Inc.	1,115	10,537
Allegheny Technologies, Inc.	791	15,274
Carpenter Technology Corporation	576	22,464
Century Aluminum Company	535	2,996
Coeur Mining, Inc.	2,062	6,928
Commercial Metals Company	135	2,119
Freeport-McMoRan, Inc.	426	4,533
Globe Specialty Metals, Inc.	876	12,036
Haynes International, Inc.	312	11,925
Hecla Mining Company	5,604	11,544
Horsehead Holding Corporation	1,171	9,579
Kaiser Aluminum Corporation	34	2,842
Materion Corporation	313	9,690
Newmont Mining Corporation	712	12,154
NN, Inc.	227	5,496
Nucor Corporation	177	7,662
Reliance Steel & Aluminum Company	7	407
Royal Gold, Inc.	384	18,478
Schnitzer Steel Industries, Inc. - Class A	551	9,538
Steel Dynamics, Inc.	972	18,934
Stillwater Mining Company	814	7,774

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.5% (Continued)	Shares	Value
Materials - 7.9% (Continued)
Metals & Mining - 2.4% (Continued)
SunCoke Energy, Inc.	906	$10,401
TimkenSteel Corporation	63	1,126
United States Steel Corporation	552	9,042
Worthington Industries, Inc.	523	13,383
		236,862
Paper & Forest Products - 0.8%
Clearwater Paper Corporation	217	12,165
Deltic Timber Corporation	236	14,658
International Paper Company	272	11,734
KapStone Paper and Packaging Corporation	79	1,722
Louisiana-Pacific Corporation	1,571	25,827
P.H. Glatfelter Company	319	5,761
Wausau Paper Corporation	1,128	8,787
		80,654

Total Common Stocks (Proceeds $8,553,966)		$8,460,066

WARRANTS - 0.0% (a)	Shares	Value
BioTime, Inc.	1	$1
Magnum Hunter Resources Corporation (b)	97	0
Total Warrants (Proceeds $2)		$1

Total Securities Sold Short - 85.5% (Proceeds $8,553,968)		$8,460,067

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at August 31, 2015, representing 0.0% of net assets. (Note 1).

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of August 31, 2015:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$33,450,903	$-	$-	$33,450,903
Exchange-Traded Funds	163,868	-	-	163,868
Money Market Funds	50,586	-	-	50,586
Total	$33,665,357	$-	$-	$33,665,357

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$12,298,308	$0	(a)	$-	$12,298,308
Exchange-Traded Funds	61,278	-		-	61,278
Money Market Funds	624,826	-		-	624,826
Total	$12,984,412	$0	(a)	$-	$12,984,412

Other Financial Instruments
Common Stocks – Sold Short	$(8,460,066)	$-		$-	$(8,460,066)
Warrants - Sold Short	(1)	0	(a)	-	(1)
Total	$(8,460,067)	$0	(a)	$-	$(8,460,067)

(a)            Barrow Long/Short Opportunity Fund holds Level 2 securities which are valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of August 31, 2015, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of August 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2015:

	Barrow Value Oppurtinity Fund	Barrow Long/Short Opportunity Fund

Tax cost of portfolio investments	$31,359,434	$12,391,294

Gross unrealized appreciation	$4,360,059	$1,351,130
Gross unrealized depreciation	(2,054,136)	(758,012)
Net unrealized appreciation on investments	$2,305,923	$593,118

Net unrealized depreciation on securities sold short	$-	$(66,951)

As of August 31, 2015, the proceeds from securities sold short on a tax basis is $8,393,116 for Barrow Long/Short Opportunity Fund.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Borrowings

Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2015, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	26.6%	(19.5%)	7.1%
Consumer Staples	26.8%	(16.9%)	9.9%

As shown above, although the Barrow Long/Short Opportunity Fund has greater than 25% of the its net assets invested in long positions in the sectors noted, each sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s industry exposure to ensure the Fund’s portfolio is significantly diversified.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

CORPORATE BONDS - 97.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 12.5%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$57,000	$56,732
Cinemark USA, Inc.	4.875%	06/01/23	65,000	63,619
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	154,969
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	60,450
R.R. Donnelley & Sons Co.	6.500%	11/15/23	60,000	57,975
Regal Entertainment Group	5.750%	02/01/25	61,000	59,399
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	60,000	62,700
Service Corp. International	5.375%	05/15/24	9,000	9,405
Service Corp. International	7.500%	04/01/27	50,000	57,976
Tenneco, Inc.	5.375%	12/15/24	4,000	4,150
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	189,000
Walt Disney Co. (The)	2.350%	12/01/22	100,000	97,060
				873,435
Consumer Staples - 3.8%
Anheuser-Busch InBev S.A./NV	2.625%	01/17/23	100,000	95,744
B&G Foods, Inc.	4.625%	06/01/21	58,000	56,695
Spectrum Brands, Inc.	6.625%	11/15/22	50,000	53,936
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	62,640
				269,015
Energy - 16.3%
Apache Corp.	3.250%	04/15/22	109,000	105,388
Bristow Group, Inc.	6.250%	10/15/22	65,000	57,525
CHC Helicopter S.A.	9.250%	10/15/20	37,800	22,963
Chesapeake Energy Corp.	5.750%	03/15/23	7,000	5,254
Chevron Corp.	2.355%	12/05/22	150,000	142,402
Cloud Peak Energy Resources, LLC	8.500%	12/15/19	12,000	8,310
Cloud Peak Energy Resources, LLC	6.375%	03/15/24	29,000	16,820
ConocoPhillips Co.	2.400%	12/15/22	150,000	139,474
Continental Resources, Inc.	5.000%	09/15/22	61,000	55,357
Denbury Resources, Inc.	4.625%	07/15/23	56,000	37,800
Halliburton Co.	3.500%	08/01/23	150,000	150,146
Noble Energy, Inc.	5.875%	06/01/22	65,000	65,944
Offshore Group Investment Ltd.	7.500%	11/01/19	20,000	9,400
Offshore Group Investment Ltd.	7.125%	04/01/23	42,000	19,530
Peabody Energy Corp.	7.875%	11/01/26	50,000	13,625
Range Resources Corp.	5.000%	08/15/22	56,000	51,940
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	57,599
Schlumberger Ltd.	3.650%	12/01/23	125,000	127,741
Williams Partners, L.P.	4.875%	05/15/23	55,000	51,890
				1,139,108
Financials - 19.4%
Aircastle Ltd.	5.500%	02/15/22	40,000	41,500
Bank of America Corp.	3.300%	01/11/23	150,000	148,069

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 19.4% (Continued)
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	$100,000	$97,207
General Electric Capital Corp.	3.150%	09/07/22	80,000	80,518
International Lease Finance Corp.	5.875%	08/15/22	150,000	162,188
Morgan Stanley	3.700%	10/23/24	175,000	175,061
PNC Financial Services Group, Inc. (The) (a)	2.854%	11/09/22	150,000	148,421
Simon Property Group, L.P.	3.750%	02/01/24	150,000	152,496
U.S. Bancorp	2.950%	07/15/22	175,000	171,989
Wells Fargo & Co.	4.125%	08/15/23	175,000	180,768
				1,358,217
Health Care - 7.3%
Bristol-Myers Squibb Co.	3.250%	11/01/23	175,000	178,796
Community Health Systems, Inc.	6.875%	02/01/22	54,000	57,527
HCA Holdings, Inc.	5.375%	02/01/25	60,000	61,050
HealthSouth Corp.	5.750%	11/01/24	54,000	54,885
PerkinElmer, Inc.	5.000%	11/15/21	150,000	161,387
				513,645
Industrials - 15.2%
General Dynamics Corp.	2.250%	11/15/22	150,000	142,267
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	70,053	68,389
Iron Mountain, Inc.	5.750%	08/15/24	57,000	57,428
L-3 Communications Corp.	3.950%	05/28/24	195,000	186,643
Raytheon Co.	2.500%	12/15/22	150,000	147,655
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	146,903
Teekay Corp.	8.500%	01/15/20	55,000	57,200
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	39,114	40,141
United Rentals North America, Inc.	5.500%	07/15/25	60,000	58,125
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	151,484	156,975
				1,061,726
Information Technology - 5.1%
Equinix, Inc.	5.375%	04/01/23	55,000	55,412
Hewlett-Packard Co.	4.375%	09/15/21	150,000	156,196
Intel Corp.	2.700%	12/15/22	150,000	145,671
				357,279
Materials - 2.8%
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	55,962
Praxair, Inc.	2.200%	08/15/22	150,000	141,132
				197,094

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 97.6% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 9.9%
AT&T, Inc.	2.625%	12/01/22	$140,000	$130,815
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	6,000	6,135
CenturyLink, Inc.	5.800%	03/15/22	5,000	4,763
Comcast Corp.	3.600%	03/01/24	80,000	81,736
Frontier Communications Corp.	9.000%	08/15/31	55,000	48,778
Intelsat Jackson Holdings S.A.	5.500%	08/01/23	60,000	53,100
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	17,000	16,724
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	44,021
Qwest Corp.	6.750%	12/01/21	150,000	163,125
Qwest Corp.	6.875%	09/15/33	55,000	53,909
Sprint Corp.	7.875%	09/15/23	8,000	7,710
Sprint Corp.	7.625%	02/15/25	60,000	56,138
Verizon Communications, Inc.	5.150%	09/15/23	25,000	27,453
				694,407
Utilities - 5.3%
AES Corp. (The)	5.500%	03/15/24	43,000	41,280
AES Corp. (The)	5.500%	04/15/25	30,000	28,350
Amerigas Finance, LLC	7.000%	05/20/22	55,000	57,337
Calpine Corp.	5.750%	01/15/25	65,000	63,213
Ferrellgas, L.P.	6.500%	05/01/21	55,000	53,075
Ferrellgas, L.P.	6.750%	01/15/22	2,000	1,940
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	24,500
NRG Energy, Inc.	6.625%	03/15/23	46,000	45,425
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	57,150
				372,270

Total Investments at Value - 97.6% (Cost $7,111,716)				$6,836,196

Other Assets in Excess of Liabilities 2.4%				164,837

Net Assets - 100.0%				$7,001,033

(a)	Step coupon security. The rate shown is the effective interest rate as of August 31, 2015.

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$6,836,196	$-	$6,836,196

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of August 31, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security Transactions

Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2015:

Tax cost of portfolio investments	$7,111,716
Gross unrealized appreciation	$45,882
Gross unrealized depreciation	(321,402)
Net unrealized depreciation on investments	$(275,520)

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS — 76.5%	Shares	Value
Consumer Discretionary — 16.4%
Hotels, Restaurants & Leisure — 2.0%
Starbucks Corporation	1,760	$96,290

Media — 4.0%
Gray Television, Inc. (a)	8,000	92,720
Walt Disney Company (The)	946	96,378
		189,098
Specialty Retail — 8.6%
GameStop Corporation - Class A	1,300	55,224
Lowe's Companies, Inc.	1,000	69,170
Men's Wearhouse, Inc. (The)	1,600	90,320
O'Reilly Automotive, Inc. (a)	270	64,819
Restoration Hardware Holdings, Inc. (a)	600	55,488
TJX Companies, Inc. (The)	1,000	70,320
		405,341
Textiles, Apparel & Luxury Goods — 1.8%
Skechers U.S.A., Inc. - Class A (a)	600	84,444

Consumer Staples — 4.2%
Food & Staples Retailing — 2.8%
Costco Wholesale Corporation	450	63,023
Kroger Company (The)	2,014	69,483
		132,506
Food Products — 1.4%
Mondelēz International, Inc. - Class A	1,540	65,234

Energy — 16.0%
Energy Equipment & Services — 0.3%
SAExploration Holdings, Inc. (a)	4,006	12,338

Oil, Gas & Consumable Fuels — 15.7%
Energy Transfer Equity, L.P.	2,400	67,320
Enterprise Products Partners, L.P.	8,185	230,080
EOG Resources, Inc.	896	70,166
Kinder Morgan, Inc.	7,500	243,075

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 76.5% (Continued)	Shares	Value
Energy — 16.0% (Continued)
Oil, Gas & Consumable Fuels — 15.7% (Continued)
Plains GP Holdings, L.P. - Class A	3,600	$70,524
Valero Energy Corporation	1,000	59,340
		740,505
Financials — 5.4%
Banks — 4.1%
Bank of the Ozarks, Inc.	2,338	97,728
Prosperity Bancshares, Inc.	1,843	95,228
		192,956
Insurance — 1.3%
Fidelity National Financial, Inc.	1,700	61,897

Health Care — 13.4%
Biotechnology — 6.1%
Cellectis S.A. - ADR (a)	2,900	99,238
Lion Biotechnologies, Inc. (a)	14,357	102,078
Sorrento Therapeutics, Inc. (a)	6,976	88,456
		289,772
Health Care Providers & Services — 4.1%
Acadia Healthcare Company, Inc. (a)	803	58,643
AMN Healthcare Services, Inc. (a)	2,090	70,224
Health Net, Inc. (a)	1,000	64,060
		192,927
Pharmaceuticals — 3.2%
Jazz Pharmaceuticals plc (a)	348	58,749
Sucampo Pharmaceuticals, Inc. - Class A (a)	3,400	91,324
		150,073
Industrials — 9.0%
Aerospace & Defense — 2.0%
Boeing Company (The)	717	93,698

Airlines — 3.7%
Allegiant Travel Company	433	88,012
Southwest Airlines Company	2,327	85,401
		173,413

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 76.5% (Continued)	Shares	Value
Industrials — 9.0% (Continued)
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	1,365	$68,332

Electrical Equipment — 1.4%
Acuity Brands, Inc.	339	66,061

Marine — 0.5%
Pangaea Logistics Solutions Ltd. (a)	6,700	21,440

Information Technology — 10.5%
Communications Equipment — 3.5%
Arista Networks, Inc. (a)	1,200	89,748
Motorola Solutions, Inc.	1,150	74,543
		164,291
Electronic Equipment, Instruments & Components — 2.0%
CDW Corporation	2,435	96,791

Internet Software & Services — 1.9%
Facebook, Inc. - Class A (a)	1,000	89,430

Software — 3.1%
Manhattan Associates, Inc. (a)	1,059	61,930
Paycom Software, Inc. (a)	2,200	84,788
		146,718
Materials — 1.6%
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	456	76,517

Total Common Stocks (Cost $3,593,642)		$3,610,072

EXCHANGE-TRADED FUNDS — 4.0%	Shares	Value
Information Technology — 2.0%
Innovator IBD® 50 Fund (The) (a)	4,200	$94,080

International — 2.0%
iShares MSCI EAFE Small-Cap ETF	1,900	93,214

Total Exchange-Traded Funds (Cost $192,441)		$187,294

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 1.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury
Portfolio - Institutional Shares, 0.02% (b) (Cost $61,427)	61,427	$61,427

Total Investments at Value — 81.8% (Cost $3,847,510)		$3,858,793

Other Assets in Excess of Liabilities — 18.2%		858,507

Net Assets — 100.0%		$4,717,300

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to Schedule of Investments.

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities Valuation

Galapagos Partners Select Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$3,610,072	$-	$-	$3,610,072
Exchange-Traded Funds	187,294	-	-	187,294
Money Market Funds	61,427	-	-	61,427
Total	$3,858,793	$-	$-	$3,858,793

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of August 31, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2015:

Tax cost of portfolio investments	$3,892,912

Gross unrealized appreciation	$70,447
Gross unrealized depreciation	(104,566)

Net unrealized depreciation	$(34,119)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Consumer Discretionary - 15.4%
Auto Components - 7.1%
Goodyear Tire & Rubber Company (The)	614,629	$18,297,505
Johnson Controls, Inc.	594,167	24,444,031
Tenneco, Inc. (a)	142,305	6,695,450
		49,436,986
Internet & Catalog Retail - 4.0%
Liberty Interactive Corporation - Series A (a)	1,037,707	28,059,597

Media - 4.3%
Comcast Corporation - Class A	533,478	30,050,816

Energy - 9.0%
Energy Equipment & Services - 2.5%
National Oilwell Varco, Inc.	422,246	17,873,673

Oil, Gas & Consumable Fuels - 6.5%
EOG Resources, Inc.	284,575	22,285,068
Suncor Energy, Inc.	811,494	22,916,591
		45,201,659
Financials - 16.7%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	237,722	26,784,138

Diversified Financial Services - 3.0%
NASDAQ OMX Group, Inc. (The)	403,110	20,635,201

Insurance - 9.9%
Aflac, Inc.	476,029	27,895,299
AmTrust Financial Services, Inc.	181,952	10,580,509
Assurant, Inc.	167,698	12,468,346
Willis Group Holdings plc	422,566	18,208,369
		69,152,523
Health Care - 10.4%
Health Care Providers & Services - 10.4%
Aetna, Inc.	338,715	38,789,642
Anthem, Inc.	242,821	34,249,902
		73,039,544
Industrials - 16.6%
Aerospace & Defense - 4.4%
Raytheon Company	301,360	30,907,482

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Industrials - 16.6% (Continued)
Construction & Engineering - 1.1%
AECOM (a)	278,325	$7,653,937

Electrical Equipment - 3.3%
Eaton Corporation plc	403,123	23,002,198

Road & Rail - 4.3%
Avis Budget Group, Inc. (a)	250,154	11,039,296
Hertz Global Holdings, Inc. (a)	1,029,506	18,973,796
		30,013,092
Trading Companies & Distributors - 3.5%
AerCap Holdings N.V. (a)	500,353	21,034,840
MRC Global, Inc. (a)	242,323	3,147,776
		24,182,616
Information Technology - 26.2%
Electronic Equipment, Instruments & Components - 7.3%
Corning, Inc.	1,363,789	23,470,809
TE Connectivity Ltd.	461,368	27,354,509
		50,825,318
IT Services - 3.3%
Western Union Company (The)	1,263,523	23,299,364

Semiconductors & Semiconductor Equipment - 6.4%
Avago Technologies Ltd.	352,110	44,355,297

Software - 3.7%
Symantec Corporation	1,259,247	25,801,971

Technology Hardware, Storage & Peripherals - 5.5%
Lexmark International, Inc. - Class A	143,356	4,297,813
NCR Corporation (a)	391,185	9,814,831
Western Digital Corporation	300,256	24,608,982
		38,721,626
Materials - 4.4%
Chemicals - 3.2%
Celanese Corporation - Series A	368,090	22,320,977

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	390,389	$8,139,611

Total Common Stocks (Cost $695,749,548)		$689,457,626

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.13% (b) (Cost $9,299,493)	9,299,493	$9,299,493

Total Investments at Value - 100.0% (Cost $705,049,041)		$698,757,119

Other Assets in Excess of Liabilities - 0.0% (c)		179,490

Net Assets - 100.0%		$698,936,609

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2015.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Consumer Discretionary - 14.7%
Auto Components - 6.8%
Goodyear Tire & Rubber Company (The) (a)	1,219	$36,290
Johnson Controls, Inc. (a)	1,160	47,722
Tenneco, Inc. (b)	269	12,657
		96,669
Internet & Catalog Retail - 3.8%
Liberty Interactive Corporation - Series A (a) (b)	2,027	54,810

Media - 4.1%
Comcast Corporation - Class A (a)	1,055	59,428

Energy - 8.3%
Energy Equipment & Services - 2.3%
National Oilwell Varco, Inc. (a)	779	32,975

Oil, Gas & Consumable Fuels - 6.0%
EOG Resources, Inc. (a)	540	42,287
Suncor Energy, Inc. (a)	1,528	43,151
		85,438
Financials - 16.2%
Capital Markets - 3.7%
Ameriprise Financial, Inc. (a)	472	53,180

Diversified Financial Services - 2.9%
NASDAQ OMX Group, Inc. (The) (a)	804	41,157

Insurance - 9.6%
Aflac, Inc. (a)	935	54,791
AmTrust Financial Services, Inc. (a)	363	21,109
Assurant, Inc. (a)	335	24,907
Willis Group Holdings plc (a)	843	36,325
		137,132
Health Care - 10.1%
Health Care Providers & Services - 10.1%
Aetna, Inc. (a)	671	76,843
Anthem, Inc. (a)	483	68,127
		144,970
Industrials - 16.0%
Aerospace & Defense - 4.3%
Raytheon Company (a)	599	61,433

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Industrials - 16.0% (Continued)
Construction & Engineering - 1.0%
AECOM (a) (b)	537	$14,768

Electrical Equipment - 3.1%
Eaton Corporation plc (a)	786	44,849

Road & Rail - 4.2%
Avis Budget Group, Inc. (a) (b)	503	22,197
Hertz Global Holdings, Inc. (a) (b)	2,050	37,782
		59,979
Trading Companies & Distributors - 3.4%
AerCap Holdings N.V. (a) (b)	1,000	42,040
MRC Global, Inc. (a) (b)	483	6,274
		48,314
Information Technology - 25.7%
Electronic Equipment, Instruments & Components - 7.1%
Corning, Inc. (a)	2,710	46,639
TE Connectivity Ltd. (a)	919	54,488
		101,127
IT Services - 3.3%
Western Union Company (The) (a)	2,529	46,635

Semiconductors & Semiconductor Equipment - 6.4%
Avago Technologies Ltd. (a)	725	91,328

Software - 3.5%
Symantec Corporation (a)	2,465	50,508

Technology Hardware, Storage & Peripherals - 5.4%
Lexmark International, Inc. - Class A (a)	294	8,814
NCR Corporation (b)	799	20,047
Western Digital Corporation (a)	598	49,012
		77,873
Materials - 4.3%
Chemicals - 3.1%
Celanese Corporation - Series A (a)	735	44,570

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a) (b)	780	$16,263

Total Common Stocks (Cost $1,456,483)		$1,363,406

MONEY MARKET FUNDS - 3.7%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Shares, 0.12% (c) (Cost $52,503)	52,503	$52,503

Total Investments at Value - 99.0% (Cost $1,508,986)		$1,415,909

Other Assets in Excess of Liabilities (d) - 1.0%		14,048

Net Assets - 100.0%		$1,429,957

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 4).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of August 31, 2015.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
August 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 47.6%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,145	$85,852
Energy Select Sector SPDR® Fund (The)	875	58,126
Financial Select Sector SPDR® Fund (The)	6,042	141,564
Health Care Select Sector SPDR® Fund (The)	1,006	70,913
Industrial Select Sector SPDR® Fund (The)	3,212	164,744
Materials Select Sector SPDR® Fund (The)	532	23,068
Technology Select Sector SPDR® Fund (The)	3,406	137,023
Total Securities Sold Short - 47.6% (Proceeds $707,107)		$681,290

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities Valuation
Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments and securities sold short. These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of August 31, 2015:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$689,457,626	$-	$-	$689,457,626
Money Market Funds	9,299,493	-	-	9,299,493
Total	$698,757,119	$-	$-	$698,757,119

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,363,406	$-	$-	$1,363,406
Money Market Funds	52,503	-	-	52,503
Total	$1,415,909	$-	$-	$1,415,909

Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(681,290)	$-	$-	$(681,290)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of August 31, 2015, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions
Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis for each item as of August 31, 2015:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund

Tax cost of portfolio investments	$705,572,813	$1,508,986

Gross unrealized appreciation	$62,601,764	$93,785
Gross unrealized depreciation	(69,417,458)	(186,862)
Net unrealized depreciation on investments	$(6,815,694)	$(93,077)

Net unrealized appreciation on securities sold short	$-	$22,809

As of August 31, 2015, the proceeds from securities sold short on a tax basis is $704,099 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks
The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund’s prospectus. Among these risks are those associated with concentration of investments within a particular business sector and, in the case of Lyrical U.S. Hedged Value Fund, short positions in exchange-traded funds (“ETFs”).

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2015, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 26.2% and 25.7%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

Short Positions in Exchange-Traded Funds – Lyrical U.S. Hedged Value Fund may sell securities short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the Fund’s adviser) to accurately anticipate the future value of a security. The Fund may take short positions in shares of ETFs, which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk. As of August 31, 2015, Lyrical U.S. Hedged Value Fund held short positions in ETFs representing 47.6% of the value of its net assets.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 10.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 7.3%
U.S. Treasury Notes	1.125%	06/15/18	$95,000	$95,261
U.S. Treasury Notes	1.000%	08/15/18	100,000	99,844
U.S. Treasury Notes	1.625%	06/30/20	85,000	85,365
U.S. Treasury Notes	1.625%	07/31/20	185,000	185,703
U.S. Treasury Notes	1.375%	08/31/20	70,000	69,409
U.S. Treasury Notes	2.000%	02/15/25	670,000	658,266
U.S. Treasury Notes	2.125%	05/15/25	80,000	79,372
U.S. Treasury Notes	2.000%	08/15/25	85,000	83,484
				1,356,704
U.S. Treasury Bonds - 2.8%
U.S. Treasury Bonds	3.375%	05/15/44	275,000	298,210
U.S. Treasury Bonds	2.500%	02/15/45	140,000	127,357
U.S. Treasury Bonds	3.000%	05/15/45	85,000	85,602
				511,169

Total U.S. Treasury Obligations (Cost $1,876,419)				$1,867,873

MORTGAGE-BACKED SECURITIES – 30.5%	Coupon	Maturity	Par Value	Value
Commercial – 10.1%
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	$49,000	$49,364
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C (a)	4.508%	08/15/48	150,000	145,612
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.508%	08/15/48	160,000	123,664
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C (a)	4.445%	04/15/50	275,000	266,072
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D (a)	4.353%	06/15/57	80,000	68,309
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C13, Class C (a)	4.191%	01/15/46	410,000	401,366
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C17, Class C (a)	5.050%	01/15/47	390,000	398,207
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C19, Class C (a)	4.833%	04/15/47	240,000	239,824

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES – 30.5% (Continued)	Coupon	Maturity	Par Value	Value
Commercial – 10.1% (Continued)
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-C28, Class C (a)	4.382%	10/15/48	$195,000	$176,564
				1,868,982
Federal Home Loan Mortgage Corporation - 4.5%
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	156,100	171,195
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	454,957	456,948
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	199,004	206,238
				834,381
Federal National Mortgage Association - 13.6%
Federal National Mortgage Association, Series 2015-M7	2.502%	12/25/24	80,000	77,673
Federal National Mortgage Association, Pool #AB5490	3.000%	06/01/27	115,724	120,408
Federal National Mortgage Association, Pool #AO7976	3.000%	06/01/27	117,906	122,677
Federal National Mortgage Association, Pool #AL3773	3.000%	06/01/28	127,965	133,147
Federal National Mortgage Association, Pool #AB3419	4.500%	08/01/41	303,950	330,281
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	231,573	234,011
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	488,663	493,195
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	479,567	483,942
Federal National Mortgage Association, Pool #AE0443	6.500%	06/01/43	39,334	45,208
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	211,090	220,193
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	130,587	136,163
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	100,489	108,015
				2,504,913

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES – 30.5% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 2.3%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	$149,430	$162,377
Government National Mortgage Association, Series 2014-135	2.400%	08/16/45	248,001	251,496
				413,873

Total Mortgage-Backed Securities (Cost $5,965,923)				$5,622,149

ASSET-BACKED SECURITIES – 20.6%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2013-5	2.860%	12/09/19	$460,000	$467,068
AmeriCredit Automobile Receivables Trust, Series 2014-1	2.540%	06/08/20	50,000	50,129
AmeriCredit Automobile Receivables Trust, Series 2014-2	2.570%	07/08/20	180,000	178,941
AmeriCredit Automobile Receivables Trust, Series 2014-3	3.130%	10/08/20	250,000	251,822
AmeriCredit Automobile Receivables Trust, Series 2014-4	3.070%	11/09/20	240,000	240,697
AmeriCredit Automobile Receivables Trust, Series 2015-2	3.000%	06/08/21	270,000	269,411
Capital Auto Receivables Asset Trust, Series 2014-2	2.410%	05/20/19	90,000	91,033
Capital Auto Receivables Asset Trust, Series 2014-1	3.390%	07/22/19	330,000	335,606
Capital Auto Receivables Asset Trust, Series 2014-3	3.140%	02/20/20	300,000	302,224
Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	02/18/20	110,000	109,859
Santander Drive Auto Receivables Trust, Series 2014-3	2.650%	08/17/20	200,000	199,935
Santander Drive Auto Receivables Trust, Series 2014-4	3.100%	11/16/20	450,000	451,517
Santander Drive Auto Receivables Trust, Series 2015-1	3.240%	04/15/21	150,000	150,542
Santander Drive Auto Receivables Trust, Series 2015-2	3.020%	04/15/21	135,000	133,013

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES – 20.6% (Continued)	Coupon	Maturity	Par Value	Value
Santander Drive Auto Receivables Trust, Series 2015-3	3.490%	05/17/21	$115,000	$115,894
Santander Drive Auto Receivables Trust, Series 2015-4	3.530%	08/16/21	170,000	169,809
Structured Agency Credit Risk Debt Notes, Series 15-DN1(a)	2.599%	01/25/25	150,000	152,231
Structured Agency Credit Risk Debt Notes, Series 15-DNA1(a)	2.049%	10/25/27	115,000	114,340
Total Asset-Backed Securities (Cost $3,502,431)				$3,784,071

CORPORATE BONDS - 30.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 2.2%
AmerisourceBergen Corporation	4.250%	03/01/45	$55,000	$51,228
Coach, Inc.	4.250%	04/01/25	90,000	84,275
Comcast Corporation	3.600%	03/01/24	130,000	132,676
Comcast Corporation	4.200%	08/15/34	35,000	34,214
DIRECTV Holdings, LLC	4.600%	02/15/21	95,000	99,898
				402,291
Consumer Staples - 0.4%
CVS Health Corporation	3.875%	07/20/25	15,000	15,355
CVS Health Corporation	5.125%	07/20/45	50,000	53,437
				68,792
Energy - 0.8%
Chevron Corporation	1.718%	06/24/18	40,000	40,135
Ensco plc	5.750%	10/01/44	90,000	67,983
Noble Holding International Ltd.	6.950%	04/01/45	50,000	40,564
				148,682
Financials - 13.9%
Bank of America Corporation	1.650%	03/26/18	190,000	189,074
Bank of America Corporation	5.875%	01/05/21	35,000	39,857
Bear Stearns Companies, LLC	7.250%	02/01/18	85,000	95,154
BNP Paribas	2.400%	12/12/18	185,000	186,262
Branch Banking & Trust Company	3.800%	10/30/26	215,000	218,667
Citigroup, Inc.	8.500%	05/22/19	90,000	108,678
Citigroup, Inc.	3.300%	04/27/25	95,000	91,941
CME Group, Inc.	5.300%	09/15/43	105,000	117,189
Duke Realty, L.P.	3.750%	12/01/24	35,000	34,113
Ford Motor Credit Company, LLC	5.875%	08/02/21	175,000	196,501

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 13.9% (Continued)
Goldman Sachs Group, Inc.	6.250%	09/01/17	$250,000	$271,694
Goldman Sachs Group, Inc.	5.150%	05/22/45	70,000	69,199
Hospitality Properties Trust	4.500%	03/15/25	85,000	83,287
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	116,036
JPMorgan Chase & Company	2.250%	01/23/20	340,000	335,984
JPMorgan Chase & Company	4.950%	06/01/45	60,000	60,078
MasterCard, Inc.	2.000%	04/01/19	105,000	105,577
Morgan Stanley	2.800%	06/16/20	85,000	85,305
NYSE Euronext	2.000%	10/05/17	65,000	65,694
Wells Fargo & Company	4.300%	07/22/27	100,000	101,663
				2,571,953
Health Care - 3.3%
AbbVie, Inc.	4.700%	05/14/45	70,000	67,644
Actavis Funding SCS	4.750%	03/15/45	130,000	118,563
Amgen, Inc.	2.200%	05/22/19	100,000	99,246
Amgen, Inc.	4.400%	05/01/45	95,000	88,572
Anthem, Inc.	4.650%	08/15/44	15,000	14,132
Celgene Corporation	5.000%	08/15/45	45,000	45,409
Gilead Sciences, Inc.	4.500%	02/01/45	30,000	29,746
Mylan, Inc.	2.550%	03/28/19	55,000	53,905
UnitedHealth Group, Inc.	2.875%	12/15/21	90,000	90,216
				607,433
Industrials - 1.6%
Illinois Tool Works, Inc.	6.250%	04/01/19	95,000	108,211
Lockheed Martin Corporation	3.800%	03/01/45	95,000	83,624
United Technologies Corporation	4.150%	05/15/45	100,000	96,369
				288,204
Information Technology - 2.1%
Apple, Inc.	2.500%	02/09/25	95,000	89,205
Apple, Inc.	3.200%	05/13/25	15,000	14,927
Apple, Inc.	4.375%	05/13/45	95,000	94,184
Microsoft Corporation	3.500%	02/12/35	90,000	83,209
Motorola Solutions, Inc.	3.750%	05/15/22	95,000	88,031
QUALCOMM, Inc.	4.650%	05/20/35	20,000	18,240
				387,796
Materials - 2.4%
Agrium, Inc.	3.375%	03/15/25	30,000	28,229
Ecolab, Inc.	1.450%	12/08/17	100,000	98,813
Freeport-McMoRan, Inc.	2.375%	03/15/18	200,000	181,900
LyondellBasell Industries N.V.	5.000%	04/15/19	60,000	64,875

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 30.4% (Continued)	Coupon	Maturity	Par Value	Value
Materials - 2.4% (Continued)
Southern Copper Corporation	3.875%	04/23/25	$70,000	$66,743
				440,560
Telecommunication Services - 1.5%
AT&T, Inc.	4.500%	05/15/35	95,000	87,282
Verizon Communications, Inc.	2.500%	09/15/16	103,000	104,470
Verizon Communications, Inc.	6.550%	09/15/43	75,000	88,837
				280,589
Utilities - 2.2%
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	121,940
Duke Energy Carolinas	5.300%	02/15/40	105,000	120,543
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	67,575
PacifiCorp	4.100%	02/01/42	105,000	102,065
				412,123

Total Corporate Bonds (Cost $5,784,068)				$5,608,423

INTERNATIONAL BONDS - 0.5%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $99,321)	4.000%	10/02/23	$95,000	$96,425

MONEY MARKET FUNDS - 6.9%			Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)			354,794	$354,794
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02% (b)			909,441	909,441
Total Money Market Funds (Cost $1,264,235)				$1,264,235

Total Investments at Value - 99.0% (Cost $18,492,397)				$18,243,176

Other Assets in Excess of Liabilities 1.0%				187,946

Net Assets - 100.0%				$18,431,122

(a)	Variable rate security. The rate shown is the effective interest rate as of August 31, 2015.
(b)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to Schedule of Investments.

RYAN LABS CORE BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2015 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015 by security type:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$1,867,873	$-	$1,867,873
Mortgage-Backed Securities	-	5,622,149	-	5,622,149
Asset-Backed Securities	-	3,784,071	-	3,784,071
Corporate Bonds	-	5,608,423	-	5,608,423
International Bonds	-	96,425	-	96,425
Money Market Funds	1,264,235	-	-	1,264,235
Total	$1,264,235	$16,978,941	$-	$18,243,176

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector, if applicable. As of August 31, 2015, the Fund did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Fund as of August 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

RYAN LABS CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2015:

Cost of portfolio investments	$18,492,795

Gross unrealized appreciation	$32,235
Gross unrealized depreciation	(281,854)

Net unrealized depreciation	$(249,619)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 86.5%	Shares	Value
Emerging Markets Debt - 16.8%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	12,281	$1,326,471
Market Vectors Emerging Markets High Yield Bond ETF	25,741	592,043
PowerShares Emerging Markets Sovereign Debt Portfolio	31,877	881,399
		2,799,913
Large Cap Index - 0.0% (a)
SPDR® S&P 500® ETF	35	6,919

Real Estate Investment Trusts (REIT) - 1.1%
SPDR® Dow Jones REIT ETF	869	73,074
Vanguard REIT ETF	1,400	103,642
		176,716
U.S. Fixed Income - 68.6%
iShares® 3-7 Year Treasury Bond ETF	25	3,086
iShares® 7-10 Year Treasury Bond ETF	40	4,254
iShares® 20+ Year Treasury Bond ETF	25	3,036
iShares® iBoxx $ High Yield Corporate Bond ETF	2,910	250,958
iShares® iBoxx $ Investment Grade Corporate Bond ETF	7,740	890,565
iShares® TIPS Bond ETF	28,926	3,227,563
PowerShares Senior Loan Portfolio	74,411	1,739,729
SPDR® Barclays Convertible Securities ETF	32,448	1,491,310
SPDR® Barclays High Yield Bond ETF	15,623	578,207
SPDR® Barclays Short Term High Yield Bond ETF	86,682	2,405,426
Vanguard Short-Term Corporate Bond ETF	10,699	849,073
Vanguard Short-Term Inflation-Protected Securities ETF	470	22,757
		11,465,964

Total Exchange-Traded Funds (Cost $14,890,745)		$14,449,512

MONEY MARKET FUNDS - 9.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01%(b) (Cost $1,589,305)	1,589,305	$1,589,305

Total Investments at Value — 96.0% (Cost $16,480,050)		$16,038,817

Other Assets in Excess of Liabilities — 4.0%		661,158

Net Assets — 100.0%		$16,699,975

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of August 31, 2015.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2015 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
Bloomberg Commodity Index Future	9/16/2015	10	$90,800	$(5,168)
COMEX miNY Gold Future	9/28/2015	1	56,713	548
Total Commodity Futures			147,513	(4,620)

Index Futures
E-Mini Nasdaq 100 Future	9/18/2015	12	1,024,620	(1,879)
E-Mini S&P 500® Future	9/18/2015	12	1,180,050	(812)
Total Index Futures			2,204,670	(2,691)

Treasury Futures
5-Year U.S. Treasury Note Future	12/31/2015	21	2,507,367	(4,524)
10-Year U.S. Treasury Note Future	12/21/2015	10	1,269,531	(3,515)
U.S. Treasury Long Bond Future	12/21/2015	2	308,188	(2,565)
Total Treasury Futures			4,085,086	(10,604)

Total Futures Contracts			$6,437,269	$(17,915)

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2015 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2015:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$14,449,512	$-	$-	$14,449,512
Money Market Funds	1,589,305	-	-	1,589,305
Total	$16,038,817	$-	$-	$16,038,817

Other Financial Instruments
Futures Contracts	$(17,915)	$-	$-	$(17,915)

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of August 31, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of August 31, 2015:

Cost of portfolio investments	$16,737,767

Gross unrealized appreciation	$4,113
Gross unrealized depreciation	(703,063)

Net unrealized depreciation	$(698,950)

The difference between the federal income tax cost of portfolio investments and schedule of investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs provide their shares to authorized participants in return for a specific basket of securities. The authorized participant then sells the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2015, the Fund had 86.5% of the value of its net assets invested in ETFs.

5.	Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary
Date	October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	October 30, 2015

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	October 30, 2015

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	October 30, 2015

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Date	October 30, 2015

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	October 30, 2015

By (Signature and Title)*		/s/ Henry M.T. Jones
Henry M.T. Jones, Principal Executive Officer of Galapagos Partners Select Equity Fund

Date	October 30, 2015

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	October 30, 2015

*	Print the name and title of each signing officer under his or her signature.